Exhibit 99.3 Schedule 3

Dummy ID	Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
EQ0EAVUUFIT	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 6 comparable		PUD	xx	xx	xx	Investor	Cash Out	768					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/24/2022
HXLK0OYUTIJ	xx	xx	xx	North Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Initial 1003 is missing in the loan file. Resolved 08/23/2022: A copy of initial application is provided.			Appraisal has provided 4 comps.		4 Family	xx	xx	xx	Investor	Purchase	792					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/24/2022
DXVXG05RJBC	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #5 comparable		Single Family	xx	xx	xx	Investor	Purchase	721					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/24/2022
OGIQDKDXAWC	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						used #3 comparable to support the opinion value of appraiser		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	749					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/24/2022
AD33XLX4HEV	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: As per lending guidelines Sec 14.3 loan submission form (required for every file delivery) or may be satisfied through a DU or LP underwriting findings report in the file verifying the loan does not qualify for delivery, or as evidenced on the 1008" 08/18/2022 - Received 1008 document. Hence, exception is resolved.			Verified through 5 comparable		Single Family	xx	xx	xx	Investor	Refinance	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	05/24/2022
TIPCUEQYW5W	xx	xx	xx	Mississippi	Not Covered/Exempt	2	2	2	1	1	No	No		*** (OPEN) Missing Final 1003_Application - EV 2 COMMENT: Provide a copy of final 1003 with the LO signature reflecting on it.				“Appraisal has provided the 4 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Investor	Purchase	729			14		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/04/2022
QAZO1EY2LHI	xx	xx	xx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lender guideline borrowers living rent free are not eligible, however the exception approval document is available in the loan file.	Credit Score - Credit Score Reserves - Reserves DSCR Ratio - DSCR Ratio Borrower is an experience real estate investor No Public records	Verified through 4 comparable		2 Family	xx	xx	xx	Investor	Cash Out	741					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	08/03/2022
IJ1DI2IMCIT	xx	xx	xx	North Carolina	Non-QM/Compliant	3	2	2	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Banks statements are missing in the file. Asset depletion income method is used and income used from asset depletion is $541. Bank statements for the following accounts are missing in the file : xx, xx, xx. 6/10/2022- Received assets documentation and client clarification for Asset depletion income $541. Hence condition is resolved.	*** (WAIVED) Bankruptcy History does not meet guidelines - EV W COMMENT: Bankruptcy filed within 3 years and exceptional approval has been provided	Housing history of 0*30 , reserves of 6 months	Verified through 4 comparable		PUD	xx	xx	xx	Primary	Purchase	681				$3,564.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.535%	Yes	Full Documentation	QC Complete	06/01/2022
15OCYLH0C5D	xx	xx	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined inRegulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 5.247%  Allowed 5.110%  Over by +0.137%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Value supported by #10 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	653	0	xx	6	$23,571.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	8.396%		Alternative	QC Complete	08/23/2022
KSBCMIA50GP	xx	xx	xx	California	Non-QM/Compliant	3	2	2	1	1	No	No				*** (WAIVED) Assets do not meet guidelines - EV W COMMENT: Asset verified amount is $79,020.63. However, required reserve is $153, 052.16 and “Cash to Borrower” is $18,560.58. Asset shortage ($79,020.63+$18,560.58-$153052.16 = $55470.95) 6/10/2022- Received exception approval form for the short of reserve requirement. Citing this as an warning and waived the exception.	Numbers of years on job High Discretionary income Number of years in home Housing history 0 X 30 for 12+ months	Appraisal has provided 6comps.		Single Family	xx	xx	xx	Primary	Cash Out	636	3.33	xx	45	$29,458.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.167%		Full Documentation	QC Complete	05/31/2022
XQ5S3QRUH5W	xx	xx	xx	Arizona	Not Covered/Exempt	2	2	2	1	1	No	No	*** (WAIVED) Income documentation does not meet guidelines - EV W COMMENT: DSCR is less than 1 and an exception approval is in file with compensatory factors.	Approved with 6 months of reserves and housing history being 0*30

Residual Income - Residual Income

Residual Income - Residual Income

Reserves -6 months of reserves.

Housing Expense - Housing Expense

Housing Expense - Housing Expense

Housing Expense - Housing Expense

Housing Expense - Housing Expense

Housing Expense - Housing Expense

Housing Expense - Housing Expense

Housing Expense - Housing Expense

Housing Expense - Housing Expense

Investment Property Ownership - Investment Property Ownership

Investment Property Ownership - Investment Property Ownership

Investment Property Ownership - Investment Property Ownership

Investment Property Ownership - Investment Property Ownership

Housing Expense - Housing Expense

High Credit Score

Housing Expense - Housing Expense

Housing Expense - Housing Expense

High Credit Score

High Credit Score

																	Residual Income - Residual Income	Appraisal has 12 comparable to Verified.		Single Family	xx	xx	xx	Investor	Purchase	756					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/01/2022
HORWXP1SGIU	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 7comps.		PUD	xx	xx	xx	Investor	Purchase			xx	2	$12,185.52	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		39.754%	Yes	Full Documentation	QC Complete	06/01/2022
S0YX0Y3IMDM	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						used #7 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Cash Out	655	4	xx	11	$4,454.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.076%		Full Documentation	QC Complete	06/01/2022
2NLN4AL0PLG	xx	xx	xx	Arizona	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL : Charged 5.241% Allowed 5.120% Over by +0.121%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Credit score does not meet guidelines - EV W COMMENT: FICO score on the credit report and DU is 624. However, as per the guideline minimum required FICO is 700 For LTV xx%. 6/10/2022 - Received exception approval form for to allow xx% LTV with FICO 624. Citing this as an warning and condition is waived.	12+ moths reserve High discretionary income number of years on job History of saving with over $128,000 in verified assets Monthly discretionary income exceeding $5,200	Appraisal has been marked As-is on date xx with the value xx. Appraiser has provided 6 comparable.		PUD	xx	xx	xx	Primary	Purchase	624		xx	4	$10,678.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.947%	No	Full Documentation	QC Complete	08/25/2022
T1NJXDF50DR	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Secondary valuation missing in the file. As per guideline (FlexGen NonQM Matrix 1.6.2022.pdf) appraisal review product required unless 2nd appraisal obtained.

5/25 - Per client clarification secondary valuation not required as CU score is less than 2.5

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 7.352% exceeds APR threshold of 6.240% over By +1.112%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 7.352% exceeds APR threshold of 6.240% over By +1.112%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked xx with the appraised value $xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	766		xx	5.66	$9,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		40.129%	Yes	Full Documentation	QC Complete	08/25/2022
MMQFB4CT2OT	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #8 comparable to support the opinion value of appraiser.		Single Family	xx	xx	xx	Primary	Purchase	713		xx	3	$172,220.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		9.804%	Yes	Alternative	QC Complete	05/17/2022
S0DMRNOUQK5	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Secondary valuation missing in the file.As per guideline (FlexGen NonQM Matrix 1.6.2022.pdf) appraisal review product required unless 2nd appraisal obtained.

5/25 - Per client clarification secondary valuation not required as CU score is less than 2.5

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 6.847% exceeds APR threshold of 6.290% over By +0.557%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.847% exceeds APR threshold of 6.290% over By +0.557%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing credit report - EV R
COMMENT:   Provide a copy of credit report as it is missing in the file.

															05/26/2022 - Credit Report received. Hence, condition resolved.			Verified through 6 comparables		PUD	xx	xx	xx	Primary	Purchase	769		xx	10	$12,500.00	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		46.109%	Yes	Full Documentation	QC Complete	08/25/2022
5ONE5M5VNLK	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 7.201% exceeds APR threshold of 5.730% over By +1.471%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 7.201% exceeds APR threshold of 5.730% over By +1.471%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Income document are missing - P&L statements for xx

															5/26/2022 - P&L statement available in the file and condition is resolved.			Value supported by #6 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	705	8	xx	19.5	$30,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.529%		Full Documentation	QC Complete	08/25/2022
EKSFDVGZOQP	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Asset verified with Wire Transfer $107,599.29 however as per final CD Cash from Borrower is $110,966.29 hence asset is shortage for $3367.00+ reserver amount $ 18,856.20 Total Shortage asset is $22,223.20. Provide Escrow statement as it is missing in package.

5/26/2022 - In the file we have PCCD dated 4/20/2022 and Cash to close is -490.17. Verified assets in the file is $$97,756.64 and reserve requirement is $18,856.20. Verified assets is sufficient to cover the reserve requirement. Hence condition is resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.885% exceeds APR threshold of 5.990% over By +0.895%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 6.885% exceeds APR threshold of 5.990% over By +0.895%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked xx with the appraised value $xx		Single Family	xx	xx	xx	Primary	Purchase	720		xx	41	$7,165.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.369%	No	Full Documentation	QC Complete	08/25/2022
IJEQ2R2FQ4O	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #6 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Purchase	714		xx	10.16	$43,672.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		30.407%	Yes	Alternative	QC Complete	05/17/2022
ACAHWT4BZLV	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   As per document located at “xx APPRAISAL PACKAGE.pdf” Appraisal is “subject To” and Appraisal Update/ Completion report (1004D) is missing from loan file.

5/26/2022: Received updated 1004D. Condition Resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 7.065% exceeds APR threshold of 5.730% over By +1.335%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 7.065% exceeds APR threshold of 5.730% over By +1.335%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 3 comparable		Single Family	xx	xx	xx	Primary	Purchase	712		xx	7	$13,875.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.033%	Yes	Alternative	QC Complete	08/25/2022
ZWODRUGX5MF	xx	xx	xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Secondary valuation missing in the file. As per guideline (xx NonQM Matrix 1.6.2022.pdf) appraisal review product required unless 2nd appraisal obtained.

5/25 - Per client clarification secondary valuation not required as CU score is less than 2.5

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed Higher-Priced Mortgage Loan Test due to APR calculated  6.539% exceeds APR threshold of 5.730% over By +0.809%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Value supported by #5 comparable		PUD	xx	xx	xx	Primary	Purchase	737		xx	6.75	$13,973.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		40.399%	No	Full Documentation	QC Complete	05/17/2022
F513V4F4HNJ	xx	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   Verified asset is $96,666.10 and cash from borrower is $95,140.89. Reserve required for 6 month Total $16,047.60 however After closing $1,525.21 amount is remaining which is not sufficient to cover reserve requirement.  Shortage asset $14,522.39

6/7/2022 - Received additional assets (xx) and assets are sufficient to cover the funds to close and reserve requirement. Hence condition is resolved

*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial Loan Estimate within 3 business days from the Application date(3/4/2022) is missing from the loan documents. Kindly provide initial loan estimate.

5/27/2022 Resolved : Received a copy of Initial Loan Estimate dated 3/4/2022 from client and Condition Resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.375% exceeds APR threshold of 5.420% over By +0.955%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked xx with the appraised value$xx		PUD	xx	xx	xx	Primary	Purchase	768		xx	6.16	$11,365.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.238%	No	Alternative	QC Complete	05/17/2022
BXGFE4GFDLR	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   1st page of the appraisal (Subject section, Contract section , etc) missing in the file.

5/31/2022 - Received full appraisal report for the subject property and condition is resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Higher-Priced Mortgage Loan Test: FAIL 6.304% 5.730% +0.574%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL 6.304% 5.730% +0.574%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			used #6 Comparable to support the opinion value of appraiser		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	762		xx	16	$15,019.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.689%	Yes	Full Documentation	QC Complete	05/17/2022
DFCKXC1OJLE	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Loan failed charges that cannot Decrease Test.Final CD dated 4/12/2022 appraisal fee reflects $1500 paid by lender  . However, PCCD dated 4/25/2022 reflects appraisal fee  at $0 paid by lender  . This is a fee Decrease  of $0 for charges that cannot Decrease. Valid COC for the Decrease in fee is missing from the loan documents.

05/27/2022: Resolved: The copy of Post Consummation  Closing disclosure dated 05/26/2022 received with refund amount $1500.00 from client solved the condition.

*** (CURED) Missing credit report - EV R
COMMENT:   Provide a copy of credit report as it is missing in the file.

															5/26/2022 - Received Credit Report. Condition resolved.			Verified through 9 comparable		Single Family	xx	xx	xx	Primary	Purchase	722		xx	2.17	$77,447.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		15.907%	Yes	Alternative	QC Complete	05/17/2022
QZUAQVKPRUA	xx	xx	xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/3/2022 reflects Transfer taxes fee at $1452.00. However, Final CD dated 4/7/2022 reflects Transfer Taxes fee at $1672.00. This is an increase in fee of $220.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

05/27/2022: Resolved: The copy of PCCD Document dated 05/26/2022 with refund amount of $220.00 received from client and Issue Resolved.

*** (CURED) Excessive DTI - EV R
COMMENT:   Borrower is using Bank statement Income. As per expense ratio is 50% income calculated as $3,421.67, however underwriter calculated income as $6,843.34 with 0% Expense ratio. Due to change income from $6,843.34 to $3,421.67 new calculated DTI is 93.595% which exceeds the guideline limit.

Income Calculated with 50% Expense ratio = $3,421.67
Income calculated with 0% Expense ratio = $6,843.34

5/25/2022 - There is no expense factor used when the bank statements to calculate income are personal. The expense factor is only used when the bank statements are business. In this case the statements are personal statements in the borrowers name and the calculation is correct $6,843.34. Hence condition is resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 7.388% Allowed  5.990%  Over By +1.398%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The stated income is $ 6885.26 and the calculated income is 3,421.67, Provide sufficient income documents to support the stated income.

															5/25/2022 - There is no expense factor used when the bank statements to calculate income are personal. The expense factor is only used when the bank statements are business. In this case the statements are personal statements in the borrowers name and the calculation is correct $6,843.34. Hence condition is resolved			Value supported by #5 comparable		PUD	xx	xx	xx	Primary	Cash Out	750	4	xx	11	$6,843.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.798%		Alternative	QC Complete	08/25/2022
4FWAANXVGTU	xx	xx	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R COMMENT: Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.824% exceeds APR threshold of 5.420% over By +1.404%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 3 comps to support the opinion of value. Appraisal has ticked xx with the appraised value $xx		Single Family	xx	xx	xx	Primary	Purchase	762		xx	3	$4,296.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.534%	Yes	Alternative	QC Complete	05/17/2022
ZELK5UTLHT3	xx	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Short of assets = $21477.70 . Verified assets in the file $74,828.73 and Funds required at closing as per Final CD $65,656.87. Assets available after closing ($74828.73 - $65,656.87) = $9171.86. Reserve requirement = 6 months x $5108.26 = $30649.56.

6/7/2022 - Not Resolved - Received xx bank statement for the quarter January 2021 and March 2021. Closing date for the loan is 4/19/2022. As per guideline (2.2.1 -  ASSET REQUIREMENTS 09/07/2021 - The documentation requirement for all transactions is a single account statement covering a one (1) month period and dated within 90-days of the loan note date.)

6/15/2022 - Received bank statement for xx with ending balance $41,380.28 which is sufficient to cover the reserve requirement. Hence condition is resolved.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to Appraisal review fee increase on FCD dated 04/19/2022.  Initial CD dated 04/08/2022 reflects Appraisal review fee as $160.00 however, FCD dated 04/19/2022 reflects the Appraisal review fee as $165.00.  This is a fee increase of $5 for Appraisal review fee which exceeds the 0% tolerance for Non-Shoppable Fees. Required Valid COC or Cost to Cure of amount $5.00.

Ratel lock agreement is missing in the loan package.

05/27/2022: Resolved: The copy of Post Consummation  Closing disclosure dated 05/26/2022 received with cure amount  from client  solved the condition.

05/27/2022: Resolved: The copy of Rate Lock Confirmation dated 4/1/2022 received  from client  solved the condition.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged  9.370%  allowed 5.990%  over by  +3.380%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #6 comparable to support the op[inion value of appraiser		PUD	xx	xx	xx	Primary	Purchase	702		xx	8	$15,259.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.316%	Yes	Alternative	QC Complete	08/25/2022
3TRIONFGQGT	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Missing credit report - EV R COMMENT: Provide a copy of credit report as it is missing in the file. 5/26/2022 - Received credit report and condition is resolved *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Lease agreement for the subject property missing in the file 05/26/2022 - Lease Agreement received, Condition resolved.			Appraisal Value Supported by 9 comparable		Single Family	xx	xx	xx	Investor	Cash Out	663					Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx			Alternative	QC Complete	05/17/2022
JNGR3TR2Z55	xx	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.195%% exceeds APR threshold of 5.330% over By +0.865%.HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Employment history for 2 years is not available for the borrower. Borrower is self employed and previous employment history missing on final 1003. Current  business start date is 2/25/2022.

															5/25/2022 - As per guidelines 2 years employment history is required in the 1003 start date is updated as 2/25/2022 however in the file we have borrower business license details which states business is active from 2017 , hence 2 years employment history is met.			Value supported by #4 comparable		Single Family	xx	xx	xx	Primary	Purchase	693		xx	0.16	$28,583.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		13.248%	Yes	Alternative	QC Complete	08/25/2022
JGCJMWLAOFU	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Excessive DTI - EV R
COMMENT:   As per Loan file Stated Income is $21,495.00 however as per our calculation Income verified is $15,635.25 hence DTI is Exceeding the Threshold limit. Current DTI is 70.64% and as per DU DTI is 51.38%

6/6/2022 - Received 1099 document for the borrower from XXX employer. Hence DTI is under the threshold limit and condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Loan failed CA Higher-Priced Mortgage Loan Test due to APR calculated 6.897% exceeds APR threshold of 6.420% over By +0.477%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.897% exceeds APR threshold of 6.420% over By +0.477%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The stated income is $ 21,495.00 and the verified income is $ 15635.25. Form 1099 present in the loan file however it is not matching with Borrower name. Provide sufficient income documents to support the stated income.

															6/6/2022 - Received 1099 document for the borrower from XXX employer. Hence condition is resolved.			Verified through 9 comparables		Single Family	xx	xx	xx	Primary	Cash Out	666	17.92	xx	5.92	$23,341.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.316%		Full Documentation	QC Complete	05/17/2022
USXYXXHFASR	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: The lending guidelines states “A Full Interior/Exterior appraisal report, including color photographs required"; however, the photographs provided on the Appraisal report is not colored. 08/18/2022 - Appraisal report and appraisal report 1004D received with color photographs. Hence, exception is resolved.			Appraisal has provided 6 comps to support the opinion of value.		Single Family	xx	xx	xx	Primary	Refinance	757	18	xx	21.5	$19,899.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		25.554%		Alternative	QC Complete	06/16/2022
QRFHMZTFBR0	xx	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   As per the lending guidelines “A Full Interior/Exterior appraisal report, including color photographs require” However appraisal showing black & white photos”

08/18/2022 - Appraisal report and appraisal report 1004D received with color photographs. Hence, exception is resolved.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to Recording Fee increase on Final CD dated 03/04/2022.  Initial LE dated 11/11/2022 reflects Recording Fee as $100.00 however, Final CD dated 03/04/202 reflects the Recording Fee as $128.00.  This is a fee increase of $18 for Recording Fee which exceeds the 10% tolerance for Creditor list. Required Valid COC or Cost to Cure of amount $18.00.

Resolved 8/12/2022 : Received PCCD with refund amount and updated, hence conditions cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 6.119%   Allowed  4.780%  Over By +1.339%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).nd (d).			used #6 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Primary	Cash Out	755	1.25	xx	23.08	$25,334.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	13.050%		Alternative	QC Complete	08/25/2022
V4J2ZBVMM0I	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: The provided appraisal report has uncolored images of the subject property, but the guidelines (NON QM xx_12132021.pdf dated 12/13/2021) demands colored images on the appraisal report. 08/18/2022 - Appraisal report and appraisal report 1004D received with color photographs. Hence, exception is resolved.			Value supported by #6 comparable		PUD	xx	xx	xx	Investor	Refinance	761		xx	20.42	$37,960.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.760%		Alternative	QC Complete	06/16/2022
0FR10MWW0EP	xx	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: The lending guidelines states “A Full Interior/Exterior appraisal report, including color photographs required"; however, the photographs provided on the Appraisal report is not colored. 08/18/2022 - Appraisal report and appraisal report 1004D received with color photographs. Hence, exception is resolved.			Appraisal has provided 5 comparable to support the opinion of value.		Single Family	xx	xx	xx	Primary	Refinance	754	3.5	xx	20	$89,820.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		12.877%		Alternative	QC Complete	06/16/2022
UAVM2FHCDOH	xx	xx	xx	Illinois	Not Covered/Exempt	2	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: The lending guidelines states “A Full Interior/Exterior appraisal report, including color photographs required"; however, the photographs provided on the Appraisal report is not colored. 08/18/2022 - Not Resolved - Photographs provided on the Appraisal report is not colored. We will require appraisal report with colored photos. Resolved 08/24/2022: A copy of appraisal report with colored photographs is provided.			Verified through 6 comparable.		2 Family	xx	xx	xx	Investor	Purchase	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/16/2022
EIHFN2YPXA0	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: The lending guidelines states “A Full Interior/Exterior appraisal report, including color photographs required"; however, the photographs provided on the Appraisal report is not colored. 08/18/2022 - Appraisal report and appraisal report 1004D received with color photographs. Hence, exception is resolved.			used #6 comparable to support the opinion value of appraiser		4 Family	xx	xx	xx	Investor	Cash Out	801					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/16/2022
GHAJDRWDGFY	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: The lending guidelines states “A Full Interior/Exterior appraisal report, including color photographs required"; however, the photographs provided on the Appraisal report is not colored. 08/18/2022 - Appraisal report and appraisal report 1004D received with color photographs. Hence, exception is resolved.			Value supported by #6 comparables		Single Family	xx	xx	xx	Investor	Purchase	795					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/16/2022
VBWRKSRW4AK	xx	xx	xx	Florida	Not Covered/Exempt	4	2	2	1	1	No	No		*** (OPEN) Final 1003 does not has LO sign - EV 2 COMMENT: As per loan package Loan Originator sign missing on both final and initial 1003. *** (OPEN) Updated title shows prior lien not released - EV 2 COMMENT: As per final title policy schedule B "PACE lien has been recorded against subject property however as per lending guide Any outstanding lien must be paid off full prior to or at closing" However as per email trail on page# 863 borrower will be paying off Pace lien at closing with cash out funds. Note:- Payoff quote is present in file.	*** (CURED) DSCR is less than 1.00 - EV R COMMENT: the loan program is SP I10 - Investor debt service coverage , according to the guidelines DSCR ratio should be minimum 1 . Borrower DSCR ratio is 0.95 which is unacceptable 08/25/2022 - Tax amount is updated correctly due to which DSCR is now more than 1.00. Hence, exception is resolved.			used #7 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Investor	Cash Out	772			9.63		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	08/03/2022
J324GO3D2TT	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.329% Allowed 6.670% Over by +0.659%

This loan failed the CA AB 260 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 7.329% Allowed 6.670% Over by +0.659%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 6 comparable		Single Family	xx	xx	xx	Primary	Purchase	768		xx	3.25	$23,390.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.482%	Yes	Full Documentation	QC Complete	06/07/2022
4Y5YH5LADGH	xx	xx	xx	Louisiana	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.		Single Family	xx	xx	xx	Secondary	Purchase	775		xx	9.25	$30,138.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.081%	No	Alternative	QC Complete	06/07/2022
PIJKIWRMR3L	xx	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 7.226%  Allowed 6.570%  Over by+0.656%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing Appraisal - EV R
COMMENT:   Appraisal document is incomplete. Pages 1, 2, 3 and 4 of appraisal are missing in the file.

6/7/2022 - Received full appraisal report with all the pages and condition is resolved.

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood certificate is missing in the file

															6/7/2022 - Received flood certificate and condition is resolved.			Appraisal is AS IS dated xx with appraised value $xx and 7 comparable		Single Family	xx	xx	xx	Primary	Purchase	665		xx	25.25	$7,766.03	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		38.381%	Yes	Full Documentation	QC Complete	08/25/2022
FMTUKS3W2HX	xx	xx	xx	Nevada	Not Covered/Exempt	2	2	2	1	1	No	No		*** (OPEN) Final 1003 does not has LO sign - EV 2 COMMENT: Loan Originator sign is missing in initial 1003 and Final 1003.				Value supported by #6 Comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	805					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/03/2022
J2RFY31XX53	xx	xx	xx	North Carolina	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   As per lender Guidelines BPO Appraisal Is Required  .

7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved

*** (CURED) DSCR is less than 1.00 - EV R
COMMENT:   As Per The Lender guidelines Minimum DCSR It should be 1 but for this transaction-0.912

07/22/2022 - Rent was taken from 2 different 1007 $2,000.00+$1,200.00=$3,200.00. DSCR is calculated as $3,200.00/$2,193.05=1.46. Hence, exception is resolved.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Hazard insurance missing in this package provide a copy of hazard insurance

															07/18/2022 - Hazard insurance received. Hence, exception is resolved.			Verified Through 5 Comparable		Single Family	xx	xx	xx	Investor	Cash Out	700					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	08/25/2022
HEINVT0CUX1	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Amount of title insurance missing on title report. 07/11/2022 - Amount of title insurance received. Hence, exception is resolved. *** (CURED) Missing proof of hazard insurance - EV R COMMENT: Hazard insurance missing in the file 7/5/2022 - Received hazard insurance document and condition is resolved *** (CURED) Missing Title evidence - EV R COMMENT: Title report missing in the file 7/5/2022 - Received Preliminary title report and condition is resolved			Appraisal has provided 12 comps to support the opinion of value. Appraisal has ticked xx with the appraised value $xx		PUD	xx	xx	xx	Investor	Cash Out	755					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
TPMMRE4MZKX	xx	xx	xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL        Charged:6.638%      Allowed:6.570%    Over by:+0.068%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 3 Comparable		Single Family	xx	xx	xx	Primary	Purchase	790		xx	4.16	$62,422.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.988%	No	Alternative	QC Complete	08/25/2022
IAFM5X4MQOP	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :             charged     6.645%        Allowed     6.570%          Over by     +0.075%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :          Charged     6.645%             Allowed     6.570%       Over by     +0.075%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 6 comparable		Single Family	xx	xx	xx	Primary	Cash Out	701	21	xx	27.17	$4,275.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.683%		Full Documentation	QC Complete	06/23/2022
AILPSVSY5JY	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Updated Title Missing - EV R
COMMENT:   Amount of insurance is missing on the title report.

07/13/2022 - Received Title document with amount of  insurance. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 9.033% Allowed 6.850% Over by +2.183%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail : Charged 9.033% Allowed 6.850% Over by +2.183%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final Closing Disclosure is missing in the loan package. Kindly Provide Final Closing Disclosure.

Not Resolved 7/13/2022 : Received PCCD instead of Final Closing Disclosure, issue remains same.

															Resolved 7/22/2022 : Received Final Closing Disclosure document dated 5/18/2022 and updated, hence conditions cleared.			The Appraisal Has Been Marked As-Is On xx With The Value $xx . The Appraiser Has Provided 7 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	616	6	xx	11.16	$25,798.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	15.570%		Alternative	QC Complete	07/07/2022
NTQZBFXLZ4R	xx	xx	xx	Ohio	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test  FAIL: Charged 7.356% Allowed 6.680% Over by +0.676%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through # 6 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	735	25	xx	9.92	$4,882.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.820%		Alternative	QC Complete	08/25/2022
YE5A5UCDG4U	xx	xx	xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						used #6 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Investor	Cash Out	741					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/06/2022
QMQJFRSSLRK	xx	xx	xx	Hawaii	Non-QM/Compliant	3	2	2	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Hazard insurance for the subject property is missing in the file. 07/13/2022 - Hazard insurance received. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Overdraft/NSF exceeds the threshold limit of guidelines. Citing this as an warning as we have exception approval form in the file (Page #824/847).	DEPTH OF CREDIT: PRIOR HOUSING HISTORY TIME AT CURRENT JOB 10+ YEARS BORROWER CONTRIBUTION EXCEEDS GUIDELINE REQUIREMENTS BY 5% OR MORE	Verified through # 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	767	19.16	xx	23.58	$20,885.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.928%		Alternative	QC Complete	07/06/2022
EAOSOS5HX0K	xx	xx	xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 3 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Investor	Purchase	771				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
WAY55CLIQIH	xx	xx	xx	California	Not Covered/Exempt	4	2	2	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   As per lender Guidelines BPO Appraisal Is Required.

7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved

*** (CURED) DSCR is less than 1.00 - EV R
COMMENT:   DSCR ratios is less than 1.00 i.e., 0.96 which doss not met the guideline.

07/19/2022 - Not Resolved - Gross rent is $2,350.00, Monthly Payment is $2,357.31. So DSCR comes to 0.9968 which is less than 1.00.

07/20/2022 - Not Resolved - As DSCR is still 0.9968 which is less than 1.00.

															07/28/2022 - Received tax calculator with correct tax amount due to which DSCR is 1.03. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Minimum square feet for the property allowed is 700, in the file property is 600 square feet. However citing this as an warning as we have exception approval form available in the file.	Reserve exceeds guideline requirement Depth of credit - Prior housing history	Verified Through 5 Comparable		Single Family	xx	xx	xx	Investor	Cash Out	694					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
WA4TSENCWIZ	xx	xx	xx	Washington	Non-QM/Compliant	3	2	2	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to Lender credit fee decrease on Final CD dated 05/9/2022. Initial Closing Disclosure 05/02/2022 reflects a Lender credits $4015, however, Final CD dated 05/9/2022 reflects the lender credits $3212 . This is a fee decreased of $803.Provide valid COC to clear this or PCCD, LOE, proof of delivery, and copy of the refund check to cure the decrease in Lender Credits. Resolved 7/11/2022 : Received revised Closing Disclosure document dated 5/6/2022 with change circumstance and updated, hence conditions cleared.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: There is an Exception Approval in the file for Reserves. We have $16,513.72 reserves in loan file and the required reserves is $16,534.20 that means we are short of $20.48. 7/5/2022 - Received approved exception approval form for short of assets for reserve requirement.	Borrower contribution exceeds guideline requirements by 5% or more.	Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Refinance	761	29	xx	4.08	$21,294.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.745%		Alternative	QC Complete	06/23/2022
RRNGFVXEGCA	xx	xx	xx	Florida	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: DSCR is less than 1 i.e., 0.51, which does not meet the lender guideline. 07/05/2022 - This is a Short-Term Rental with LTV of xx%, we used rental income of 13600 so the DSCR should reflect 1.06 according to the notes on the 1008. Hence, condition resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
S0WSIYLLXVF	xx	xx	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged: 6.455%  Allowed: 6.240%  Over by:+0.215%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 5 comparable		PUD	xx	xx	xx	Primary	Purchase	711		xx	22.08	$12,435.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.778%	No	Alternative	QC Complete	08/25/2022
5UV2EF3U00D	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Missing initial 1003 application. 07/05/2022 - Received Initial 1003 application. Hence condition resolved. *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Provide hazard Insurance for subject property with Correct Mortgagee Clause. Existing policy in loan package is having different mortgagee clause 07/05/2022 - Received updated Hazard Insurance policy with correct Mortgagee clause. Hence, condition resolved.			Appraisal value supported by 5 comps.		PUD	xx	xx	xx	Investor	Purchase	742					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
MK332NN4GR0	xx	xx	xx	Colorado	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has #8 comparable to support value.		2 Family	xx	xx	xx	Investor	Refinance	791					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	06/23/2022
ZRUPK35N5OG	xx	xx	xx	Georgia	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per lender Guidelines BPO Appraisal Is Required. 7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: There is an approval in the file for an LTV exception. Max LTV is xx% per guidelines and the LTV on the loan is xx%.	Exception Decision: Approved Comp Factor 1: Reserves exceed guideline requirements Comp Factor 2: Depth of credit: Prior housing history	Appraisal has been marked As-is on xx date with the value $xx Appraiser has provided 6 comparables to support the opinion of the value.		PUD	xx	xx	xx	Investor	Purchase	781					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
JEAXK3PDSSR	xx	xx	xx	Oregon	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Provide Form 216 and updated lease agreement as lease agreement is expired. 07/06/2022 - We have rent increase letter & LOX in the loan file still the rent amount will be $2200 and average monthly market rent will be $1100. Hence, condition is resolved.			Appraisal has provided 5 comparable.		2 Family	xx	xx	xx	Investor	Cash Out	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/24/2022
CND35EUTKUZ	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Flood insurance is required as property is in a flood zone 07/18/2022 - Received flood insurance. Hence, exception is resolved.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 5 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Purchase	689					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	07/07/2022
DZ1M5MJZBX5	xx	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Estimated replacement cost is missing from the loan file. Dwelling amount is XXX and Loan amount is $xx.

07/11/2022 - Received Estimated Reconstruction Cost of $974,421.00 and Dwelling amount is $XXX. Hence Dwelling covers the Reconstruction Cost which resolves this exception.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Provide a copy of hazard insurance of the subject property.

07/05/2022 - Hazard insurance received. Hence, condition is resolved.

*** (CURED) Mortgage Not Recorded - EV R
COMMENT:   Provide a copy of recorded mortgage document.

															07/05/2022 - Received recorded mortgage document. hence, condition resolved.			Verified through 4 comparable		PUD	xx	xx	xx	Primary	Purchase	730		xx	4.58	$141,414.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.528%	No	Alternative	QC Complete	06/23/2022
0WWP3E1O2AX	xx	xx	xx	Tennessee	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Assets Verification - EV R COMMENT: 24 Bank Statements - One Month Statement missing for xx. 7/6/2022 - Received bank statement for Feb'2022 xx and condition is resolved			Verified through # 6 Comparable		PUD	xx	xx	xx	Primary	Purchase	670		xx	8.08	$26,175.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.916%	No	Alternative	QC Complete	06/23/2022
4HJXMSKEISN	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Hazard Insurance available in file but doesn't reflect Correct Mortgagee Clause. We will require hazard Insurance for subject property with Correct Mortgagee Clause. 07/05/2022 - Received hazard Insurance with mortgagee clause. Hence, condition is resolved. *** (CURED) Mortgage Not Recorded - EV R COMMENT: A copy of the Recorded Mortgage/Deed of Trust is missing in the Loan Documents. 07/05/2022 - Recorded mortgage received. Hence, condition is resolved.			Appraisal has provided 8 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		Single Family	xx	xx	xx	Primary	Cash Out	714	3	xx	25.08	$30,571.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.644%		Alternative	QC Complete	06/23/2022
F5U5MYJXHTN	xx	xx	xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #6 comparable to support value.		PUD	xx	xx	xx	Primary	Purchase	741		xx	3.08	$6,300.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		44.540%	No	Alternative	QC Complete	07/06/2022
VNCMPDIQBZG	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Hazard Insurance available in file but doesn't reflect Correct Mortgagee Clause. We will require hazard Insurance for subject property with Correct Mortgagee Clause. Not Resolved - 7/6/2022 - Received hazard insurance document does not have mortgagee clause. Hence condition is not resolved. 07/11/2022 - Hazard Insurance was updated with correct mortgagee clause. Hence, condition is resolved.			Verified Through 6 Comparable		PUD	xx	xx	xx	Investor	Purchase	745					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
3HJSCTFVSUL	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through # 5 Comparable		Single Family	xx	xx	xx	Investor	Purchase	746					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
JZFPAEU2ETE	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Mortgage Not Recorded - EV R
COMMENT:   A copy of the Recorded Mortgage/Deed of Trust is missing in the Loan Documents.

07/06/2022 - Received Recorded Mortgage/Deed of Trust and condition is resolved

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Missing bank statement for month of October 2020, for account xx

7/6/2022 - Received bank statement for month of October 2020, for account xx and condition is resolved

*** (CURED) Title policy missing - EV R
COMMENT:   Missing title report with loan amount $xx.

															7/6/2022 - Received updated title report and condition is resolved			Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	719	32	xx	0.08	$107,379.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	14.596%		Alternative	QC Complete	06/23/2022
ZXTCHOTPQLV	xx	xx	xx	Ohio	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Charged 7.976% Allowed 6.570% Over by +1.406%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood Certification missing in the Loan Document.

															7/6/2022 - Received Flood Certification and condition is resolved			Verified through # 8 Comparable		Single Family	xx	xx	xx	Primary	Purchase	721		xx	1.5	$71,925.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		2.423%	Yes	Alternative	QC Complete	08/25/2022
QMPDIR1L5QP	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						used #6 comparable to support the opinion value of appraiser		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	787					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
KMS2VDCQPCW	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 6.973% Allowed 6.570% Allowed +0.403%

This loan failed the CA AB 260 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 6.973% Allowed 6.570% Over by +0.403%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			used #6 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Primary	Purchase	603				$10,843.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.905%	Yes	Full Documentation	QC Complete	06/23/2022
KEY0AGNQK1I	xx	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx . The Appraiser Has Provided 7 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	740	0.58	xx	10.08	$10,382.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.615%		Alternative	QC Complete	07/06/2022
QQIDJXSOV4C	xx	xx	xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 6 Comparable		Single Family	xx	xx	xx	Investor	Cash Out	762					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/06/2022
IDNFTOKCIY5	xx	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		PUD	xx	xx	xx	Primary	Purchase	723		xx	2.25	$88,960.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.110%	No	Alternative	QC Complete	07/06/2022
5NZTG0PP5YT	xx	xx	xx	Texas	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: DSCR Ratio is 0.65 its less than 1. Exception approval is given. 07/22/2022 - As per the STR calculation $52,600*75%=$39,450/12=$3,287.50. So the $3,287.50/ PITIA $2,525.76 = 1.30. Hence, the condition is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per Guideline (xx-DSCR-Guidelines-5_4_2022_v2.pdf) short term rental Max LTV must be reduced by 5% & for the same exceptional approval form has received.	Reserves - Reserves Credit-Prior mortgage/Rental history	Appraisal supports Comparable are 7		Single Family	xx	xx	xx	Investor	Purchase	771					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/07/2022
QTSATRE0GGL	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per lender guidelines BPO appraisal is required . 7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved *** (CURED) Missing Initial 1003_Application - EV R COMMENT: Provide initial 1003 as it is missing in package. 7/6/2022 - Received initial 1003 and condition is resolved			Appraisal has provided 4 comps.		Single Family	xx	xx	xx	Investor	Cash Out	705					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
5QVCWUJEWMR	xx	xx	xx	Florida	Not Covered/Exempt	2	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: As per the Guide line DSCR Ratio is required 1 However the DSCR ratio is 0.77 there for the loan is outside the guideline. 07/12/2022 - As per the STR calculation $89,600.00*75%=$67,200/12=$5,600. So the $5,600/ PITIA $5,202.72 = 1.08. Hence, the condition is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: We have an exception approval for max exposure to Newfi Lending with 2 compensating factor.	Comp Factor 1 - Reserves Exceed Guideline Requirement Comp Factor 2 - Depth of Credit: Prior Housing History	“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is xx. With the appraised value $xx Appraisal supports 6 comparable.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	723					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/07/2022
JFVVX03X1Q4	xx	xx	xx	California	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: DSCR is less than 1.00 i.e., 0.51 which does not meet the guideline. 07/18/2022 - As per the STR calculation $121,800*75%=$91,350/12=$7,612.50. So the $7,612.50/ PITIA $6,845.36 = 1.11. Hence, the condition is resolved.	*** (WAIVED) Cash Out Amount Exceeds Guidelines - EV W COMMENT: There is an Exception Approval in loan file for an Cash Out exception. Max LTV is xx% per guidelines and the LTV on the loan is xx%. So as per guideline if LTV is >= xx% then up to $500,000 is allowed and Cash amount in loan file is $919,150.07.	Reserves exceed guideline requirements. Depth of credit: Prior housing history.	The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 5 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Cash Out	750					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
WWDUPTXMNRJ	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Primary	Purchase	784		xx	25.08	$82,254.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.934%	No	Alternative	QC Complete	06/23/2022
3ZWYGXIVMVB	xx	xx	xx	Oregon	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 6 Comparable		PUD	xx	xx	xx	Investor	Purchase	754					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
0TRYZO4Q1K1	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 6.592%  Allowed 6.570% Over by+0.022%

This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 6.592%   Allowed 6.570% Over by+0.022%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 5 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		Single Family	xx	xx	xx	Primary	Purchase	759				$15,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.691%	No	Full Documentation	QC Complete	07/06/2022
RY12EMJYE0B	xx	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Assets are not sufficient for  Cash to close.   Cash  from borrower $179,479.78 and verified  assets $55,254.80  Gift Letter present in the Loan package, amount of $185,000.00, however xx proof not available in the package.

07/12/2022 - Not resolved - Missing supporting documents for donors ability to gift.

07/18/2022 - As per guideline we can accept the gift amount.  Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test Fail: Charged: 6.964% Allowed: 6.570% Over by: +0.394%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Value supported by # 5 Comparable		Single Family	xx	xx	xx	Primary	Purchase	701		xx	27.08	$12,787.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.908%	No	Alternative	QC Complete	08/25/2022
UZGNEB1XQVL	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps		Single Family	xx	xx	xx	Investor	Purchase	743					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
ZACY4YDEORT	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 5 Comparable		Single Family	xx	xx	xx	Investor	Cash Out	733					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
1VWLVNGA10K	xx	xx	xx	Arizona	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: As per Lender Guideline Minium DSCR is 1, However the Loan File DSCR is 0.55, Hence Doesn't meet the Guideline. 07/18/2022 - As per the STR calculation $63,998*75%=$47,998.5/12=$4,000. So the $4,000/ PITIA $$3,551.22 = 1.13. Hence, the condition is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: STR Income and LTV (xx%) in the file does not meet the guideline requirement. As per guideline in STR the maximum allowable LTV is xx% and in the loan file LTV is xx% which is more than threshold limit hence citing this an warning.	Reserves Exceed Guideline Requirements. Depth of Credit : Prior Housing History.	Appraisal has provided 6 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		Single Family	xx	xx	xx	Investor	Purchase	762					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
QNCHZULZKQV	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Closing_Disclosure violations - EV R COMMENT: Final Closing Disclosure 3rd page is missing in the loan package. Kindly provide all the pages of Final Closing Disclosure. Resolved 7/15/2022 : Received Final Closing Disclosure 3rd page and updated, hence condition cleared.			The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 9 comparable to support the opinion of the value.		PUD	xx	xx	xx	Primary	Purchase	682		xx	11.08	$37,682.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.123%	No	Full Documentation	QC Complete	07/06/2022
NMMCVS55LEH	xx	xx	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged 9.476%  Allowed 6.670% Over by+2.806%

This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 9.476%  Allowed 6.670% Over by+2.806%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 7 Comparable		Single Family	xx	xx	xx	Primary	Purchase	687		xx	4.08	$7,076.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.315%	Yes	Alternative	QC Complete	07/06/2022
O5KII3GD5PZ	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: BPO is required As per lender guideline Secondary valuation. 7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved			Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Cash Out	797					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
R5UYLIM3KP1	xx	xx	xx	North Carolina	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: As per lender guideline minimum DSCR is Required 1, However loan DSCR is 0.94, So does not meet the lender guideline. 07/13/2022 - As per the STR calculation $36800*75%=$27600/12=$2300. So the $2300/ PITIA $1,358.07 = 1.69. Hence, the condition is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per Lending Guideline short term rental Properties required Max LTV of xx%, However the Loan File Contains xx% LTV, However the Exceptional approval form is present in file along with compensating Factors. Note: As per Exception approval form, use of STR on xx% LTV/ Purchase.	Reserves - Reserves Credit-Prior mortgage/Rental history	Comparable are 6		Single Family	xx	xx	xx	Investor	Purchase	787					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
OIK4F4BA4GQ	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test: FAIL Charged 7.338% Allowed 6.670% Over by+0.668%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in theCalifornia Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged 7.338% Allowed 6.670% Over by+0.668%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Reverification within 10 days is missing - EV R
COMMENT:   note date 5/16/2022 and VVOE dated 5/19/22 which is after note date. Provide VVOE Within 10days prior to note date.

															07/08/2022 - For California we go off the funded date per the PCCD. Disbursement Date is 05/19/2022 and VVOW dated 05/19/2022. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Purchase	714		xx	10	$6,341.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.460%	No	Alternative	QC Complete	06/24/2022
4L5A3WGP13L	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test FAIL:        Charged      7.022%        Allowed       6.670%         Over by      +0.352%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  CA AB 260 Higher-Priced Mortgage Loan Test FAIL:         Charged      7.022%       Allowed      6.670%      Over by     +0.352%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 5 comparable		Single Family	xx	xx	xx	Primary	Purchase	779		xx	5.16	$11,227.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.846%	Yes	Alternative	QC Complete	08/25/2022
A1WMND0Y51D	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance - EV R
COMMENT:   Hazard Insurance available in file but doesn't reflect Correct Mortgagee Clause. We will require hazard Insurance for subject property with Correct Mortgagee Clause.

07/06/2022 - Received hazard Insurance with mortgagee clause. Hence, condition is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Lease rent is $5,500.00 and market rent is $5,000.00, However lease amount is higher than market rents. as per guidelines for this case two (2) months proof of rent is required. However we have Feb month rent deposit is available.

7/15/2022 - Not Resolved - Received LOE for Borrower qualified using the lesser of 1007 rents of $5k instead of the $5500 rents on the lease agreement. Missing 1 month proof of rent received, Feb month rent deposit is available. As per guideline if lease amount is higher than market rents we need two (2) months proof of rent received.

															07/19/2022 - 2 months of rent verification is not required because the lower market rent was used. This is sufficient for the DSCR to be over 1.0. Hence, condition is resolved.			used # 7comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Investor	Cash Out	755					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
M0YBQC1PHIU	xx	xx	xx	Florida	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Master insurance policy present, however it does not reflect wall in / All in coverage. Hazard insurance dwelling coverage amount does not cover the loan amount. HO3 hazard insurance dwelling coverage is $30,000 and loan amount is $99,000.

07/13/2022 - Exception not resolved. Master insurance policy received but it does not reflect wall in / All in coverage.

															07/21/2022 - HO6 policies do not need to cover the loan amount and the policy says “replacement cost included”. This follows the FNMA guidance and should be sufficient. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form available in the file for the following guideline exceptions 1) First time property owner - DSCR , Date: xx 2) LTV Determination: 10% Dues to credit score, Date: xx	1) Reserves exceed guideline requirement. 2) Excess DSCR.	The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	601					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/06/2022
4JQKYC2KEDC	xx	xx	xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Transaction is refinance of investment. Reserves required per guidelines is $20,055.72. Total reserves verified the amount of $13,237.17. Provide satisfactory evidence of reserves covering $6,818.55. (Required reserves minus verified).

07/12/2022 - 2 months PITI required for DSCR >= 1.00
PITI is $5014 x 2 = $10028.
Required funds $20320 ($10292 funds to close plus $10028 for 2 months reserves).
Verified funds $23,528.89. Borrower has sufficient funds to cover reserves. Hence Condition is resolved.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Hazard insurance is missing in the loan file.

07/12/2022 - Hazard insurance received. Hence, exception is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Rent received for property 255 Linco Ln PL Street unit 3 is $2,300 but market rent is $2,125. However 2 month rent receipt is required.

															07/12/2022 - If current lease is expired, it may be used provided the appraisal clearly shows the subject to be occupied and 1007 exceeds current rent. In this case, 1007 rent is $6800 and per appraiser, it is occupied. It is also greater than the total rental income from leases of $6550; therefore evidence of receipt was not required since it was less than 1007 rent. Hence, condition is resolved.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 4 Comparable To Support The Opinion Of The Value		3 Family	xx	xx	xx	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	06/23/2022
IO1U4EWBZIP	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   Transaction is Purchase of Primary residence. Funds required to close are $129,062.93. Total Assets verified in the amount of $124,227.22
         i) xx - $99,801.50
         ii) xx- $24,425.72

Require a copy of most recent two months bank statement/retirement/investment to cover reserve short fund of  $4,835.71 In the amount Of $129,062.93 for closing . Provide Source Of Any Large Non-Payroll Deposits.

07/08/2022 - Received Bank Statement of xx - $134,217.94 which make Total Verified assets $158643.66 which covers the reserve requirement. Hence, Condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.020%      Allowed:  6.570%     Over by: +1.450%

This loan failed the CA AB 260 higher-priced mortgage loan test.

This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.020%      Allowed:  6.570%     Over by: +1.450%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is onxx. With the appraised value $xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	778		xx	5.25	$17,509.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.096%	Yes	Alternative	QC Complete	06/23/2022
QRSQW1YS20O	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Mortgage Not Recorded - EV R COMMENT: Mortgage/deed of trust document is not recorded. Required recorded document of mortgage/DoT. 07/06/2022 - Received recorded DOT and condition is resolved			The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Purchase	779		xx	2.33	$11,235.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.521%	Yes	Alternative	QC Complete	06/23/2022
15NTO2Q0CKM	xx	xx	xx	North Carolina	Not Covered/Exempt	4	2	1	2	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: DSCR is less than 1 i.e., 0.68, which does not met the guideline (xx-DSCR-Guidelines-5_4_2022_v2.pdf). As per loan package FICO 774 and LTV is xx%. 07/12/2022 - As per the STR calculation $64900*75%=$48675/12=$4056. So the $4056/ PITIA $3,359.81 = 1.21. Hence, the condition is resolved.	*** (WAIVED) LTV Exception =>10% - EV W COMMENT: There is an LTV Exception Approval in the file for xx% LTV on property where 1007 is based. Max LTV is xx% per guidelines and the LTV on the loan is xx%.	RESERVES EXCEED GUIDELINE REQUIREMENTS	The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/24/2022
CKDHA2A442E	xx	xx	xx	California	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   As per lender Guidelines BPO Appraisal Is Required.

7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved

*** (CURED) DSCR is less than 1.00 - EV R
COMMENT:   The DSCR value is less than 1.0 (0.869). This value is outside guidelines and unacceptable.

Given rent as per 1007 doc: $3400.
Given and calculated PITI: $3912.18.

															07/06/2022 - This rents were calculated off of actual 12 mos history of the subject vs the 1007 as allowed by the Short Term Rents calculation of the DSCR. Using the actual rents average the DSCR is > 1. Hence, condition resolved.			The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 9 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Cash Out	766					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/23/2022
TCNSND1COSV	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						used #4 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Investor	Purchase	741					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
HI3HBRCRWH3	xx	xx	xx	Connecticut	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to Discount points increase on FCD dated 06/01/2022.  Initial CD dated 05/05/2022 reflects Discount points as $0.00 however, FCD dated 06/01/2022 reflects the Discount Fee as $2140.30.  This is a fee increase of $2140.30 for Discount points Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Required Valid COC or Cost to Cure of amount $2140.30.

Resolved 7/15/2022 : Received COC dated 6/2/2022 and updated, hence conditions cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.500% Allowed 7.290% Over by +0.210%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Loan amount exceeds guideline maximum - EV W COMMENT: Loan amount exceeds the guideline threshold limit for first time buyer. Loan amount >2MM for first time home buyer. 07/13/2022 - Received exception approval form for Loan amount >2MM for first time home buyer.	1. DTI less than guideline requirements by 5% or more 2. Amount of residual income 3. Time at current job 10+ years	Verified Through 6 Comparable		Single Family	xx	xx	xx	Primary	Purchase	714		xx	10.16	$204,590.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.044%	Yes	Alternative	QC Complete	08/25/2022
FMML2JJLB5E	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 6 Comparable		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
42BBJJJ2TET	xx	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Provide the bank statement of xx for month June 2021 7/6/2022 - Received bank statement of xx for month June 2021 and condition is resolved			Verified through 5 comparable		Single Family	xx	xx	xx	Primary	Purchase	705		xx	10.08	$65,979.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.258%	Yes	Alternative	QC Complete	06/24/2022
1ZUE435DRJD	xx	xx	xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:     FAIL         Charged:    8.758%       Allowed:      6.670%        Over By:       +2.088%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 5 Comparable		Single Family	xx	xx	xx	Primary	Purchase	663		xx	4.08	$22,423.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		18.344%	No	Full Documentation	QC Complete	08/25/2022
WTXEFCJ5SP2	xx	xx	xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Replacement Cost Estimator is missing in file. Master insurance policy present, however it does not reflect wall in / All in coverage. We have HO6 is provided in file.

07/06/2022 - Received same Hazard policy which was already there in loan package. We are missing Replacement Cost Estimator. Hence, condition not resolved.

07/19/2022 - Received Reconstruction Cost of $343,902. Dwelling coverage is $750,000.00 which means Dwelling coverage covers the Reconstruction Cost. Hence, condition is resolved.

*** (CURED) Mortgage Not Recorded - EV R
COMMENT:   Copy of recorded mortgage is missing in the loan package

															07/06/2022 - Received Recorded Mortgage/Deed of Trust and condition is resolved			Verified Through 4 Comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	799					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/25/2022
O2LYNJC245S	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Cash Out	810		xx	3.92	$14,428.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.070%		Full Documentation	QC Complete	06/23/2022
H2SWVLS2UE4	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 6 comparable		2 Family	xx	xx	xx	Investor	Cash Out	697					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/24/2022
EAP52FWC2B4	xx	xx	xx	New Jersey	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	720					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/07/2022
Q0KLORRFYW0	xx	xx	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.760%  Allowed 6.570% Over by +1.190%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 5 ComparablesTo Support The Opinion Of The Value. 1004D Available in Page#1.		PUD	xx	xx	xx	Primary	Purchase	748		xx	16.33	$6,387.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.223%	No	Alternative	QC Complete	08/25/2022
AXVZTHWNN53	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Hazard insurance received with Dwelling amount of $356,000.00. Loan amount of $xx, Total Estimate of Cost-New is $554,450. Replacement cost estimator is missing in the loan file. Please provide replacement cost estimator.

07/27/2022 - Received Estimated Reconstruction Cost of $356,000.00 which covers the dwelling amount. Hence, exception is resolved.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Hazard policy is missing in the file. Provide hazard policy document.

															07/22/2022 - Hazard Insurance Policy received. Hence, exception is resolved.			Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	736	4	xx	18.25	$11,707.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.589%		Alternative	QC Complete	06/23/2022
1GBZT13HWOG	xx	xx	xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		Single Family	xx	xx	xx	Investor	Cash Out	755		xx	21.25	$35,643.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.288%		Alternative	QC Complete	07/06/2022
O5QTWL00ZDP	xx	xx	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :        Charged     6.670%       Allowed     6.670%        Over by   0.000%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			used #5 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Primary	Purchase	751		xx	29.25	$16,588.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.590%	No	Alternative	QC Complete	08/25/2022
2ERSDFPT3Q1	xx	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	736	1	xx	8.25	$5,623.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.108%		Alternative	QC Complete	06/23/2022
NX5XGPEB24B	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 6 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Purchase	762					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
IPMZ4I25YXZ	xx	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Missing Final Application signed 6/2/2022 with the Borrower's 'xx' information (Sections; III, IV, V, VI, VIII and X)

07/18/2022 - Received Final 1003 with all the sections. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 7.409%   Allowed  6.680%  Over By+0.729%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	641	4.42	xx	4.33	$5,532.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.839%		Full Documentation	QC Complete	08/25/2022
AIEK5HULTDW	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the loan package. Kindly provide Initial Closing Disclosure. Resolved 7/15/2022 : Received Initial Closing Disclosure document Dated 5/18/2022 updated , hence condition cleared.			Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	743	20	xx	25	$7,128.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.753%		Alternative	QC Complete	06/23/2022
IPUFSWUUXJN	xx	xx	xx	Tennessee	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: DSCR is less than 1.00 i.e., 0.69 which is not acceptable as per guideline. 07/06/2022 - We used rental income of $4,965.00 so the DSCR should reflect 1.01 according to the notes on the 1008. Hence, condition resolved.			Appraisal has #7 comparable to support value.		PUD	xx	xx	xx	Investor	Purchase	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report			No	Alternative	QC Complete	06/24/2022
40UQOYAYQ1I	xx	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through # 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	759	6	xx	9.33	$6,205.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.830%		Alternative	QC Complete	06/24/2022
NIO3KFGPJO4	xx	xx	xx	Utah	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Cash Out	737					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/07/2022
WWEHKC10L43	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per lender Guidelines BPO Appraisal Is Required. 7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 3 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Purchase	751					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/24/2022
RUAH25NVQ45	xx	xx	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged: 6.759% Allowed: 6.670% Over by:+0.089%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #5 comparable to support value.		Single Family	xx	xx	xx	Primary	Purchase	714		xx		$1,281.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		44.078%	No	Full Documentation	QC Complete	08/25/2022
XADGTPTDJPT	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing hazard insurance for subject property (xx) with correct mortgagee clause and coverage amount to match loan amount or show 100% replacement cost. 07/13/2022 - Hazard insurance received. Hence, exception is resolved.			Appraisal has #5 comparable to support value.		2 Family	xx	xx	xx	Investor	Purchase	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
5KTGNQLW3L4	xx	xx	xx	Illinois	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 3 comparable		4 Family	xx	xx	xx	Investor	Purchase	786					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/24/2022
LMWMO5CXTNN	xx	xx	xx	Florida	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: Market rent = 2200, Housing obligations = $ 2838.39 which gives out the DSCR as 0.78, although lease agreement has been provided for unit 1, the rent from it has not been considered as it is $ 1800 and being greater than the market rent. 07/20/2022 - As per form 216 rent is $2,200 and as per lease agreement it is $2,000. We have selected $2,000 which is lower from both the rents due to which DSCR is 1.23. Hence, exception is resolved.			Verified through 7 comparable		2 Family	xx	xx	xx	Investor	Cash Out	738					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/06/2022
1JRFOJ1CVIS	xx	xx	xx	Oregon	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Hazard insurance for the subject property is missing in the loan file. 07/18/2022 - Hazard insurance received. Hence, exception is resolved.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 4 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Purchase	685					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
CPGZXDGTV1D	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #6 comparable to support value.		Single Family	xx	xx	xx	Primary	Cash Out	748	7.42	xx	34.67	$6,288.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	49.957%		Alternative	QC Complete	06/23/2022
LYHEFFNNOXP	xx	xx	xx	Colorado	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Hazard insurance dwelling is $229700, Additional replacement not given, however reconstruction cost is $232568, Hence dwelling is not covers the reconstruction, so we need updated document. 07/15/2022 - Hazard insurance dwelling coverage is $229,700.00 and reconstruction cost (minus the debris removal) is $222,067.00. Hence, condition is resolved	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per Exception Approval Form, Borrower Contribution Exceeds Guidelines Requirements By 5% or More. However, Borrower is First time home buyer and occupancy status is Investment.	Reserves - Reserves BORROWER CONTRIBUTION EXCEEDS GUIDELINE REQUIREMENTS BY 5% OR MORE	Verified through # 5 Comparable		Single Family	xx	xx	xx	Investor	Refinance	692					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	08/25/2022
D5CYWDOO2C0	xx	xx	xx	Tennessee	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   As per lender Guidelines BPO Appraisal Is Required.

7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved

*** (CURED) DSCR is less than 1.00 - EV R
COMMENT:   The DSCR value is less than 1.0 (0.68). This value is outside the guidelines and it is unacceptable.
Market rental estimate is $3450.
PITIA: $5064.41.

07/18/2022 - Not Resolved - As per the STR calculation ($67,000*75%=$50,250/12=$4187.50. So the $4187.50/ PITIA $5,064.41 = 0.83.

07/20/2022 - Not Resolved - As DSCR is still 0.83 which is less than 1.00.

															07/29/2022 - Guidelines and Matrix dated 5/4 have no requirement to discount STR by an expense factor. Gross STR can be used. So the STR calculation will be ($67,000/12=$5,583.33=1.10). Hence, exception is resolved.			The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 7 comparables to support the opinion of the value.		PUD	xx	xx	xx	Investor	Purchase	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/24/2022
LU2OMTON43M	xx	xx	xx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Subject property is in REO (Real Estate Owned) - EV W COMMENT: we have exceptional approval for exceeds the max REO properties. Exceeds the max NSF more than 5, Total 6.	Credit-Prior mortgage/Rental history Stability-Length of time at current employment	Verified Through 6 Comparable		Single Family	xx	xx	xx	Investor	Cash Out	755		xx	21	$35,645.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.444%		Alternative	QC Complete	07/06/2022
ZCGU0R4YLJE	xx	xx	xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Cash Out	755		xx	0.08	$35,642.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.134%		Alternative	QC Complete	07/06/2022
SGXKCQYOB1O	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.458% Allowed 6.680% Over by +0.778%

This loan failed the CA AB 260 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 7.458% Allowed 6.680% Over by +0.778%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 6 comparables to support the opinion of the value.		3 Family	xx	xx	xx	Primary	Cash Out	669	1.17	xx	3.25	$11,841.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.813%		Full Documentation	QC Complete	06/23/2022
G1UONZKIKY2	xx	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 7 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	691	22.58	xx	26.08	$31,426.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.258%		Alternative	QC Complete	06/24/2022
FYB0P5YIRKK	xx	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Required reserves are $14,269.26.  Cash-out to borrower was considered in the amount of $6292.11 but need verification of an additional $7977.15

08/01/2022 - Updated exception approval form received related to reserve requirement. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged:9.253%  Allowed:6.570%  Over by:+2.683%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Maximum LTV guideline is 75% and there is an exception approval in the file for LTV xx% with fico 668. There is an exception approval for reserves for 3+ months.	Time at current job 5-10 years Amount of residual income	Verified With 6 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	668	2	xx	7.41	$8,005.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.450%		Full Documentation	QC Complete	08/25/2022
VDDZIMEQYWH	xx	xx	xx	California	Non-QM/Compliant	2	2	2	1	1	No	No				*** (WAIVED) Loan amount exceeds guideline maximum - EV W COMMENT: We have received the Exception Approval in the loan file. Maximum loan amount as per the guideline is $xx and Loan amount in the loan file is $xx.	1. BORROWER CONTRIBUTION EXCEEDS GUIDELINE REQUIREMENTS BY 5% OR MORE 2. TIME AT CURRENT JOB 10+ YEARS	Verified Through 4 Comparable		Single Family	xx	xx	xx	Primary	Purchase	682		xx	35.08	$76,770.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.027%	Yes	Alternative	QC Complete	06/24/2022
DKWTYIGVN1G	xx	xx	xx	Michigan	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged : 7.926% Allowed : 6.680% Over by :+1.246%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 9 Comparable		Single Family	xx	xx	xx	Primary	Purchase	775		xx	3.16	$4,602.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.401%	Yes	Alternative	QC Complete	08/24/2022
4EOFYFATVAS	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Require a signed copy of initial 1003 as it is missing in the package. 07/19/2022 - Initial 1003 received. Hence, exception is resolved.			Verified Through 4 Comparable		PUD	xx	xx	xx	Primary	Cash Out	742	9.41	xx	20.08	$17,056.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.372%		Alternative	QC Complete	06/24/2022
4ZEMW25C2P5	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Investor	Purchase	788		xx	9.42	$20,213.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.979%	No	Alternative	QC Complete	06/24/2022
WVUZF3HXLEK	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through # 8 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	766	16	xx	18.25	$19,056.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.539%		Alternative	QC Complete	06/23/2022
FQA0DID0XP2	xx	xx	xx	South Carolina	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:    Charged    8.282%     Allowed   7.670%    Over by    +0.612%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			“Appraisal has provided the 5 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		PUD	xx	xx	xx	Primary	Purchase	697		xx	25.08	$19,541.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.470%	Yes	Alternative	QC Complete	08/24/2022
VRR5RMLSSJP	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		Single Family	xx	xx	xx	Primary	Refinance	777	0.83	xx	22	$49,696.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.160%		Alternative	QC Complete	06/24/2022
SBGEGYDXYYI	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing hazard insurance for subject property (xx) with correct mortgagee clause and coverage amount to match loan amount or show 100% replacement cost. 07/13/2022 - Hazard insurance received. Hence, exception is resolved.			Verified through # 5 Comparable		2 Family	xx	xx	xx	Investor	Purchase	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
PFON2RJGO1X	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		PUD	xx	xx	xx	Investor	Purchase	716					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
NRAXEKKW01J	xx	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		PUD	xx	xx	xx	Investor	Purchase	729		xx	32	$104,493.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		7.251%	Yes	Alternative	QC Complete	06/23/2022
35AORFPPXQ2	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Updated Title Missing - EV R COMMENT: Amount of insurance (mortgagee) is missing on the preliminary title policy. 07/15/2022 - Title policy received with amount of insurance. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Secondary	Purchase	745		xx	16	$60,593.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		25.026%	No	Alternative	QC Complete	06/24/2022
1E12CD5NVDO	xx	xx	xx	Wisconsin	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: 1007 or 216 is missing in the loan package , however rent is considered from lease agreement which is expired (7-1-2019 to 7-1-2020) . So , need third market rent to calculate DSCR 07/19/2022 - Rent is updated from appraisal rent schedule i.e., $1,050.00. Hence, exception is resolved.			used #5 comparable to support the opinion value of appraiser		2 Family	xx	xx	xx	Investor	Purchase	711					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:30 Verification Type:Credit Report			Yes	Alternative	QC Complete	07/07/2022
V3YE5BXKKAV	xx	xx	xx	Pennsylvania	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) More Credit Scores Needed for B3 - EV R COMMENT: Borrower xx Credit Report is missing in this Package. 07/21/2022 - Not Resolved - We have received credit report for xx. but we are still missing credit report for xx. 07/22/2022 - Credit Report received for xx. Hence, condition is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: LTV guideline is 75% and there is an exception approval in the file for 80% Along with compensating factor.	Reserves - Reserves Excess reserves in the amount of $14,145.32	Verified Through 3 Comparable		Single Family	xx	xx	xx	Investor	Purchase	751					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/07/2022
ELDG5RRS3PU	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   Property is sub. to completion however 1004 D is missing in the loan file.

07/22/2022 - Appraisal received with "As Is". Hence, condition is resolved.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Business bank statement for month august 2020 is not documented/missing.

07/13/2022 - Not resolved, we need 24 months consecutive statement to resolve this exception. or if we need to consider the average of 24 months then we will require exception approval form.

															07/14/2022 - The statement for August wasn’t received but using $0 in the calculation. No Deposits were factored-in for August 2020 but 24 months averaging was used for the qualifying income. Hence, condition is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Purchase	667		xx	5.17	$25,025.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:3 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.954%	Yes	Alternative	QC Complete	06/24/2022
UXU3BJFIFGZ	xx	xx	xx	California	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Hazard Insurance available in file but doesn't reflect Correct Mortgagee Clause. We will require hazard Insurance for subject property with Correct Mortgagee Clause. 07/11/2022 - Hazard Insurance received with Mortgagee Clause. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: There is an exception approval in the file for FTHB Purchasing an investment property. As per guidelines FTHB allows Primary residence only & Investment purchase not allowed.	Reserves exceed guideline requirements. Borrower contribution exceeds guideline requirements by 5% or more. Amount of residual income. DTI less than guideline requirements by 5% or more.	The Appraisal Has Been Marked As-Is On xx With The Value $xx The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	742		xx	2.08	$489,142.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		2.757%	Yes	Alternative	QC Complete	06/23/2022
XWSU3ZCXN1X	xx	xx	xx	Ohio	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 6 Comparable		3 Family	xx	xx	xx	Investor	Purchase	755					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/24/2022
MTFL0P33XKK	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx With the appraised value $xx		Single Family	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	07/07/2022
NNKVIWNJYXO	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 8 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	682					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
WH3IC5CPJJS	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per lender Guidelines BPO Appraisal Is Required . 7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved			Verified through # 6 Comparable		PUD	xx	xx	xx	Investor	Purchase	759					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	06/24/2022
2FEPRA1CRIS	xx	xx	xx	Pennsylvania	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: EXCEPTION APPROVAL FORM Reserves exceed guideline requirements,Borrower contribution exceeds guideline requirements by 5% or more,Excess DSCR	1.Reserves exceed guideline requirements 2.Borrower contribution exceeds guideline requirements by 5% or more 3.Excess DSCR	Verified through 6 comparable		Single Family	xx	xx	xx	Investor	Cash Out	638					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/06/2022
HTYBVWNB21J	xx	xx	xx	Florida	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: As per Lender Guidelines Maximum DSCR is 1.00 However loan DSCR is 0.74 So loan is not meeting the guidelines . 07/18/2022 - As per the STR calculation $59400*75%=$44550/12=$3712.5. So the $3712.5/ PITIA $3,473.97 = 1.07. Hence, the condition is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per Exception Approval Form STR Income LTV xx% And As per guidelines STR LTV Is maximum LTV xx% However loan Exception Approval Form is present in the file .	Reserves exceed guideline requirements	Verified With 6 Comparable		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	787					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
OCHG1CIVAGF	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Closing_Disclosure violations - EV R COMMENT: Final Closing Disclosure 3rd and 5th page is Incomplete, kindly provide Final Closing Disclosure. Resolved 7/25/2022 : Received Final Closing Disclosure 3rd and 5th page updated, hence condition cleared.			Appraisal has #6 comparable to support value.		Single Family	xx	xx	xx	Investor	Cash Out	666					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx			Alternative	QC Complete	07/08/2022
RNOHWGGPK3Q	xx	xx	xx	California	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: The DSCR ratio does not meet the loan guidelines. In this file DSCR is 0.459. Minimum DSCR requirement is 1. 07/08/2022 - We used rental income of $13,495.00 so the DSCR should reflect 1.02 according to the notes on the 1008. Hence, condition resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: There is an approval in the file for an LTV exception. Max LTV is xx% per guidelines and the LTV on the loan is xx%.	Reserves exceed guideline requirements Depth of credit : prior housing history	used #6 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Investor	Purchase	745					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/23/2022
1Z21TRP3UYP	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 4 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Investor	Purchase	803				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
LU11YB13DVU	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through # 4 Comparable		Single Family	xx	xx	xx	Investor	Purchase	676					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
IW33TUUP4NH	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: 2 Month Business Bank Statement is missing in package. 07/15/2022 - Not resolved - Bank statements provided does not meet the requirement. We are still missing bank statements for April 2020 and March 2020. 07/19/2022 - Not resolved - Bank statements provided is for April 2021 which was not required. We are still missing bank statements for April 2020 and March 2020. 07/21/2022 - Received Bank statements for April 2020 and March 2020. Hence, condition is resolved.			Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 9 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Purchase	691		xx	6.08	$23,993.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		40.643%	Yes	Alternative	QC Complete	06/24/2022
5U0TKS0HHFN	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx . The Appraiser Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase						Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	07/07/2022
F5ALJ4LUUJG	xx	xx	xx	Arizona	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: The minium required FICO score for interest only transaction is 660 but, the Borrower qualified FICO is 657 for which an approval has been provided	Reserves - Reserves , More than 5% of the borrower contribution	Verified through 7 comparable		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	657					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
NEUU5NHEEQ1	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged  6.965%  Allowed  6.850%  Over by +0.115%

This loan failed the CA AB 260 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged  6.965%  Allowed  6.850%  Over by  +0.115%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Hazard Insurance document is missing from the loan package. Although, we have received GUARANTEED REPLACEMENT COST of $9,014,400.

07/11/2022 - Exception not resolved. Hazard Insurance document is still missing as we have received same document.

															07/13/2022 - We have received master policy which include walls in coverage. hence, exception is resolved.			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	737		xx	3.53	$13,723.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.841%	No	Full Documentation	QC Complete	06/24/2022
H1RQTOASRAA	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						used #6 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Investor	Purchase	733					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
WD2LC2UWLY3	xx	xx	xx	South Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Investor	Purchase	727		xx	19.08	$30,596.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.991%	No	Full Documentation	QC Complete	07/06/2022
PPU1AW2MC3O	xx	xx	xx	Oregon	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL  Charged 7.412%  Allowed 6.570%  Over by +0.842%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #4 comparable to support value.		Single Family	xx	xx	xx	Primary	Cash Out	710	25.83	xx	21.08	$11,950.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	23.202%		Alternative	QC Complete	08/24/2022
BQINNYTFGBJ	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per lender Guidelines BPO Appraisal Is Required. 7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		4 Family	xx	xx	xx	Investor	Cash Out	690				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/24/2022
ZUMAEAJEC5J	xx	xx	xx	Florida	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W COMMENT: As per EXCEPTION APPROVAL FORM Exception Type In LTV Exception guidelines Max LTV is xx% However Loan LTV Is xx% .	Reserves exceed guideline requirements Depth of credit: prior housing history	“Appraisal has provided the 8 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Investor	Purchase	744				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/06/2022
35MNVOU54CL	xx	xx	xx	California	Not Covered/Exempt	2	1	1	1	1	No	No			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title policy coverage amount $240,000.00 is less than loan amount $xx. 07/11/2022 - Title supplement received with the coverage amount of $266,000.00. Hence, condition is resolved.			The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 7 comparables to support the opinion of the value.		2 Family	xx	xx	xx	Investor	Cash Out	697					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/24/2022
XIGGO32S2J5	xx	xx	xx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lending guide Annual budget allocation to reserves should be "5% to 6.99% requires reserve fund balance of 75% of annual budget" however loan file shows "BUDGETED RESERVES > 10% AT 6% & for the same exceptional approval form is present in file along with compensating factors.	Credit-Prior mortgage/Rental history Reserves - Reserves	Verified Through 3 Comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	755					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/24/2022
BKFTXPSMUG2	xx	xx	xx	Illinois	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.115% Allowed 6.680% Over by +0.435%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 4 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		PUD	xx	xx	xx	Primary	Purchase	687		xx	2.08	$39,349.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.938%	No	Alternative	QC Complete	08/24/2022
3NAJW3ZMA0A	xx	xx	xx	Washington	Non-QM/Compliant	2	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged:7.990% Allowed:6.680% Over by:+1.310%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Housing payment history of 2x30x12 with maximum allowed LTV of xx% is not meeting the guidelines, as per the Lending guide maximum allowable LTV should be xx% with 1x30x12 and in the loan file is 2x30x12 which is more than the threshold limit hence citing this as warning as we have exceptional approval form in the file.	DTI less than guideline requirements by 5 % or More Time at Current job 10+ Years amount of Residual income	Verified through # 4 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	603	14	xx	34.08	$8,543.60	Mos Reviewed:24 Times 1X30:2 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.072%		Full Documentation	QC Complete	08/25/2022
YTL2T5OFCG1	xx	xx	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :        Charged    6.910%         Allowed     6.670%           Over by     +0.240%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 5 comparable		PUD	xx	xx	xx	Primary	Cash Out	693	2	xx	3.08	$5,704.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.797%		Full Documentation	QC Complete	08/24/2022
0DIYVG3UZXY	xx	xx	xx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lending guide the maximum number of REO properties is 6 & maximum 1 NSF is allowed However for the same exceptional approval form has received along with compensating factors.	Credit-Prior mortgage/Rental history Stability-Length of time at current employment	used #4 comparable to support the value of appraiser		PUD	xx	xx	xx	Investor	Cash Out	755		xx	21.25	$35,643.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.342%		Alternative	QC Complete	07/06/2022
EABSWAOVBIT	xx	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						used #9 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Purchase	751				$71,555.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.970%	No	Alternative	QC Complete	07/07/2022
OVB2VOLYGDY	xx	xx	xx	Tennessee	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   Property is "Subject To", But Completion certificate is missing in the package.

07/12/2022 - Received LOE from appraisal managing director regarding the completion of the construction of subject property. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 7.361%  Allowed 6.670%  Over by +0.691%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Purchase	757		xx	13.42	$15,292.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		8.194%	No	Alternative	QC Complete	08/25/2022
5RRWVNLRHJD	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged:  6.750% Allowed: 6.670%Over by: +0.080%

This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged:  6.750% Allowed: 6.670% Over by: +0.080%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through # 11 Comparable		Single Family	xx	xx	xx	Primary	Purchase	739		xx	25	$12,857.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.418%	No	Alternative	QC Complete	06/24/2022
FVEFCVDQLOP	xx	xx	xx	Maryland	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:     Charged    9.145%     Allowed     6.240%     Over by   +2.905%

This loan failed the MD COMAR higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR).While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR waived or resolved.Higher-Priced Mortgage Loan Test FAIL:    Charged   9.145%    Allowed   6.240%      Over by  +2.905%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood cert is missing in the package.

															07/13/2022 - Flood cert received. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lending guide bankruptcy must be settled within 36months from the discharge date However borrower has discharged the bankruptcy on 10/19 which is less than 24 Months, However exceptional approval form has been received along with compensating factors.	DTI below 25% Residual Income - Residual Income Stability-Length of time at current employment	Comparable are 5		Single Family	xx	xx	xx	Primary	Purchase	682		xx	6.92	$17,103.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.309%	No	Full Documentation	QC Complete	07/06/2022
KD2R0P2Y5WF	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to Lender credit decrease on PCCD dated 06/02/2022. Final CD dated 05/24/2022 reflects a Lender credit $20.90, however PCCD dated 6/02/2022 reflects Lender credit $0. Provide valid COC for decreased lender credit fee in PCCD dated 6/2/2022. Resolved 6/27/2022 : Received PCCD with refund check amount $20.90 dated 7/13/2022 updated, hence conditions cleared.			Appraisal has provided 5 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		Single Family	xx	xx	xx	Primary	Purchase	735		xx	1.92	$28,031.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.340%	No	Alternative	QC Complete	06/24/2022
3DQRBXOGAJQ	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 5 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	651					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/24/2022
GJJXQ0ZBUWV	xx	xx	xx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: LTV guideline is xx% and there is an exception approval in the file for xx% along with compensating factors.	RESERVES EXCEED GUIDELINE REQUIREMENTS DEPTH OF CREDIT: PRIOR HOUSING HISTORY	The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 5 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Purchase	738					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/07/2022
BDXNI02JC2F	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per lender Guidelines BPO Appraisal Is Required. 7/6/2022 - As per guidelines BPO only required on 5-8 unit properties. Hence, exception is resolved			The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 8 comparable to support the opinion of the value.		4 Family	xx	xx	xx	Investor	Purchase	757					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/24/2022
S2AIOXQNA2T	xx	xx	xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: REO property missing in final 1003. Additional property - xx as in the file we have mortgage statement on page#510 and on credit report liabilities of $945.25 is listed. 07/25/2022 - For DSCR we are only concerned with the subject property and primary residence. The other REOs do not need to be listed. As we don’t need to calculate DTI with this loan type. Hence, condition is resolved.			“Appraisal has provided the 5 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	758				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/07/2022
RNEO5HC1OJ1	xx	xx	xx	Washington	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	802				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	06/24/2022
GL35FLJNRU1	xx	xx	xx	Texas	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   Texas Disclosure Form T-64 document is missing in the loan package, Kindly provide to solve the conditions.

Resolved 7/27/2022 : Received Texas Disclosure Form T-64 document and updated, hence conditions cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 6.951% Allowed 6.880% Over by +0.071%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: 1. The borrower owns 7 properties at closing which is not allowed as per the guidelines. 2. NSF max is 3 but borrower has 6	Depth of Credit: Prior housing History DTI Less than Guideline Requirements by 5% or More Borrower Contribution Exceeds guideline Requirements by 5% or more.	Verified through # 6 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	755	3	xx	18	$35,643.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.859%		Alternative	QC Complete	08/25/2022
NOAVKPYWXSL	xx	xx	xx	New York	Not Covered/Exempt	2	2	2	1	1	No	No		*** (OPEN) Final 1003 does not has LO sign - EV 2 COMMENT: LO Sign missing in the Final and initial 1003 *** (OPEN) Amount of title insurance is less than mortgage amount - EV 2 COMMENT: Amount of title insurance is less than the loan amount		*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As Per Given Scenario Policy Exception Request Loan amount is $xx with xx% LTV vs Program maximum Of $xx upto xx% LTV	Reserves - Reserves are 216.79 months, 204.79 months > Program Requirement of 12 Months DSCR Ratio - DSCR is 131.231%, 21231%> Program Requirement of 110.000% NO Public records and no late payments on credit since earliest account inception 09/1999	Verified Through 5 Comparable		2 Family	xx	xx	xx	Investor	Cash Out	794			7		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	08/03/2022
C12U4ADHZQW	xx	xx	xx	California	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form. Allow appraisal completed by licensed level appraiser program requirement for an appraiser to be certified level (Note it is reasonable in this case, as the transaction value/amount falls within the licensed appraiser parameters and property does not appear to be complex in nature.	Credit Score - Credit Score DSCR Ratio - DSCR Ratio Mortgage History - Mortgage History	used #5 comparable to support the opinion value of appraiser, we have 1004 D cert in the package		Single Family	xx	xx	xx	Investor	Purchase	744					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/03/2022
431POSYU4EA	xx	xx	xx	New Jersey	Not Covered/Exempt	2	2	2	1	1	No	No		*** (OPEN) Final 1003 does not has LO sign - EV 2 COMMENT: Initial 1003 does not has LO sign.		*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: LTV is xx.00%, 5.00%< program maximum of 80.00% credit score is 736, 76 points> program requirement of 40 months DSC is 117.421%, 17.421%> program requirement of 100.00% borrower is self employed, owner of XXX for over 13.5 years No public records and no late payments on credit report since 4/2021 -rev Seven open mortgages of which 6 mortgages rated 0*30 since inception and 1 mortgage listed as payment deferred with 1 30-day late on 02/2021 & 11/2019 and nine closed mortgages reporting 0*30 since inception.	LTV is xx.00%, 5.00%< program maximum of 80.00% credit score is 736, 76 points> program requirement of 40 months DSC is 117.421%, 17.421%> program requirement of 100.00% borrower is self employed, owner ofXXXfor over 13.5 years No public records and no late payments on credit report since 4/2021 -rev Seven open mortgages of which 6 mortgages rated 0*30 since inception and 1 mortgage listed as payment deferred with 1 30-day late on 02/2021 & 11/2019 and nine closed mortgages reporting 0*30 since inception.	The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	721					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/03/2022
BVKPY5W4ZJW	xx	xx	xx	Florida	Not Covered/Exempt	3	2	2	1	1	No	No		*** (OPEN) Final Application not signed and hand-dated by Loan Originator - EV 2 COMMENT: As per loan file initial & final 1003 LO Signature is missing	*** (CURED) Missing flood cert - EV R COMMENT: Flood certificate is missing for the subject property. 08/22/2022 - Flood certificate received. Hence, exception is resolved.			Verified through 5 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	703					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/03/2022
IN0JAARO50S	xx	xx	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.162% Allowed 6.880% Over by +0.282%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
															..			Verified through # 5 Comparable		Single Family	xx	xx	xx	Primary	Purchase	708		xx	4.67	$9,306.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.234%	Yes	Alternative	QC Complete	08/24/2022
XPHD3LG0S55	xx	xx	xx	Hawaii	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.605% Allowed 6.680% Over by +0.925%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 4 Comparable		PUD	xx	xx	xx	Primary	Purchase	701		xx	9.42	$9,643.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.328%	Yes	Alternative	QC Complete	08/24/2022
TDDUSIPG2Y2	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 5 comparable		PUD	xx	xx	xx	Investor	Purchase	762					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/18/2022
IRAAPBZVRFR	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   As per guidelines (xx NonQM-Guidelines-5_4_2022_v2-1.pdf) for trust income we need borrower is the beneficiary of the trust, the amount frequency and duration of payments and that the income will continue for a minimum of three (3) years after the date of the note, Hence we need proof of transition/award letter of trust .

07/20/2022 - Certification of trust and LOE received. Hence, exception is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Provide a copy of tax information sheet 6/1/2022 .

															07/20/2022 - We have Tax Cert for 04/15/22. So we do not require copy of tax information sheet 6/1/2022. Hence, exception is resolved.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 4 Comparables To Support The Opinion Of The Value		PUD	xx	xx	xx	Primary	Purchase	780				$18,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.284%	No	Full Documentation	QC Complete	07/18/2022
RUHSD4WHW3X	xx	xx	xx	California	Not Covered/Exempt	4	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per guideline (xx NonQM-Guidelines-5_4_2022_v2-1.pdf) minimum 400 sq. ft. is required for 2 to 4 unit (for each individual unit). However as per appraisal page#01 for Unit 1 & 2 Sqft 384 and for Unit 4 Sqft area 336 which is outside guideline. 07/21/2022 - Received exception approval form for minimum 400 sq. ft GLA requirement as per guideline.	BORROWER CONTRIBUTION EXCEEDS GUIDELINE REQUIREMENTS BY 5% OR MORE	used #8 comparable to support the opinion value of appraiser		4 Family	xx	xx	xx	Investor	Cash Out	662		xx	12.16	$17,840.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:30 Verification Type:Credit Report	xx	42.717%		Full Documentation	QC Complete	07/18/2022
RIDYBL3H3SW	xx	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged : 7.607%   Allowed : 6.850%   Over By + : 0.757%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Condo questionnaire missing in the package

															07/20/2022 - Condo questionnaire received. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Purchase	704		xx	2	$11,125.55	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.994%	Yes	Alternative	QC Complete	08/25/2022
H0J2AZMS5O2	xx	xx	xx	Georgia	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) DSCR is less than 1.00 - EV R COMMENT: The DSCR value is less than 1.00, which is breaching the guidelines. AirDNA/STR is considered as monthly rent for qualifying is $3,387.50 and PITI is $3510.33. Therefore, DSCR value is 0.97 (less than 1). 07/20/2022 - When the loan was closed AirDNA did not have a required haircut to 75% so 80% was taken and same was updated on 1008. As per this STR was calculated as $54,200*80%=$43,360/12=$3,613.33. So the $3,613.33/ PITIA $3,510.33 = 1.03. Hence, the condition is resolved.	*** (WAIVED) Income documentation does not meet guidelines - EV W COMMENT: STR Income and LTV (xx%) in the file does not meet the guideline requirement. As per guideline in STR the maximum allowable LTV is xx% and in the loan file LTV is xx% which is more than threshold limit hence citing this an warning. As per lending guide max 3 (acres) are allowed however loan file contains 4.1 acres which exceeds the guideline.	Reserves - Reserves	The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Purchase	693					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/18/2022
TZSMGD0MYY3	xx	xx	xx	Florida	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R COMMENT: Provide individual flood insurance for subject property (mention property address) with correct mortgagee clause and coverage amount to match loan amount or maximum amount of FEMA coverage. 07/21/2022 - Received flood insurance document. Hence, condition is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lender guideline(xx-DSCR-Guidelines-5_4_2022_v2.pdf) Max# 5 of Properties owned. More Than 5 Properties To 1 Borrower.	Reserves - Reserves Credit-Prior mortgage/Rental history	Appraisal has #6 comparable to support value.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	723					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report			No	Alternative	QC Complete	08/25/2022
H12D5F2ANQB	xx	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Borrower income calculated through 12 months business bank statement. Hence 11/1/2021-11/30/2021 bank statement (xx) is missing from the loan file. 07/22/2022 - Bank statement from xx received for 11/1/2021-11/30/2021. Hence, exception is resolved.			Appraisal has provided 5 Comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Secondary	Refinance	660		xx	32.92	$24,408.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.090%		Alternative	QC Complete	07/18/2022
S55XYYPEZCG	xx	xx	xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through # 6 Comparable		PUD	xx	xx	xx	Investor	Purchase	716					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/18/2022
ZPF0D45243A	xx	xx	xx	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan program is 12 month bank statement. We are missing xx Bank statement for the may 2021 in the package. Please provide xx Bank statement of the may 2021. 07/28/2022 - Bank statement received for May 2021. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		2 Family	xx	xx	xx	Investor	Purchase	782		xx	19.08	$16,573.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.321%	No	Alternative	QC Complete	07/18/2022
4PJ4MJRC0VX	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Purchase	753					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/18/2022
KMD5EI20N4S	xx	xx	xx	New Jersey	Not Covered/Exempt	4	4	1	4	1	No	Yes	*** (OPEN) Automated Appraisal Review Missing - EV 4 COMMENT: As per lending guidelines we need additional valuation as both the risk scores are missing. 7/20/2022 - Not Resolved - Received BPO secondary valuation but the variance is negative 22% which is more than he threshold limit of 10%.	*** (CURED) Application Missing - EV R
COMMENT:   Final application is missing from the loan documents.

07/28 Received final application hence condition resolved.

*** (CURED) Cash Out Amount Exceeds Guidelines - EV R
COMMENT:   Transaction is cash out. Per guidelines "Cash outs require a letter from borrower explaining reason for C/O" , however unable to locate cash out letter in file.

08/05/2022 - As per the latest update client used Bridge Guideline so cash outs don't require a letter from borrower. Hence, exception is resolved.

*** (CURED) Initial Escrow Acct Disclosure missing; loan has escrows - EV R
COMMENT:   As per lending guidelines taxes & insurance should be escrow, however unable to verify as it is missing on CD or PH.

07/28/2022 - Tax and Insurance impounds were collected at funding and sent to BSI as the original servicer. $679.60. Located under "Loan Charges" on final HUD. hence, exception is resolved.

*** (CURED) Loan does not amortize properly - EV R
COMMENT:   This is interest only loan and program guidelines are not met.
i)   Guideline exception for allowing I/O feature on a 668 credit score (guideline minimum is 680)
ii)  Guideline exception for having an I/O period longer than 120 months.  Per the note this will be interest only for the life of the loan and the full balance will be due at maturity.  Guideline requires a 240 month amortization after a 120 month I/O period.

07/28/2022 - The loan was under written as a bridge loan. Due to the product type of the loan, as a 5 Year IO that switches to amortized with the additional calculation of impounds. Hence, exception is resolved.

*** (CURED) LTV Exception >5% and <10% - EV R
COMMENT:   This is cash out refinance transaction & Max LTV for NJ state is 65%, however loan file is reflecting LTV of xx% which exceeds the guidelines limit.

Additionally, Cash out amount is exceeding the Guideline limit. Maximum Cash-Out is $xx on a LTV >= xx% (cash out was $xx).

08/05/2022 - There isn’t a limitation of 65% for that state or a limitation on the amount of cash out as Bridge guidelines don’t have those limitations. Hence, exception is resolved.

*** (CURED) Note data is missing or inaccurate - EV R
COMMENT:   Note reflects borrower #2 as xx.

															07/28/2022 - It is a business purpose loan made to a business entity. Hence, condition is resolved.			Verified With 6 Comparables		2 Family	xx	xx	xx	Investor	Cash Out	668					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	08/25/2022
51JO4JL313G	xx	xx	xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Missing a copy of additional valuation as both the risk scores are missing

7/20/2022 - Received secondary valuation - BPO and condition is resolved.

*** (CURED) Application Missing - EV R
COMMENT:   Missing a copy of final 1003 for the subject property with LO & Borrower signature.

07/28/2022 - We have an application with the borrowers signature. Hence, exception is resolved.

*** (CURED) The Final Inspection is Missing - EV R
															COMMENT: 07/27/2022 - Appraisal is subject to foundation inspection & we have received foundation inspection report from appraiser. Hence, exception is resolved.			3 Comparable taken		Single Family	xx	xx	xx	Investor	Purchase	703					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	No Documentation	QC Complete	03/29/2022
E1CEXB4Q4FO	xx	xx	xx	Texas	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Additional valuation is missing in the loan file as both the scores are missing.

7/20/2022 - Received secondary valuation - BPO and condition is resolved.

*** (CURED) Application Missing - EV R
COMMENT:   Final loan application is missing from the loan file.

07/28 Received final 1003 hence condition resolved.

*** (CURED) Initial Escrow Acct Disclosure missing; loan has escrows - EV R
COMMENT:   As per lending guidelines taxes & insurance should be escrowed, however unable to verify as it is missing on CD or PH.

07/28/2022 - $4,287.86 was collected at funding for escrow impounds. Line 804 on final HUD. Hence, exception is resolved.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   The note is having a prepayment option, but such rider is not attached with the provided copy of mortgage.

															07/28/2022 - We don't require prepay rider as this is a not covered/exempt loan. Hence, exception is resolved.			Comparable sale #6		Single Family	xx	xx	xx	Investor	Purchase	786		xx			Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	03/22/2022
HWOQN1VJGLT	xx	xx	xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on xx with the appraised value $xx		Single Family	xx	xx	xx	Investor	Cash Out	710					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/28/2022
0O3OSYMZ2DA	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value Of $xx. The Appraiser Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Investor	Purchase	701					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/29/2022
A5PTXKIUJNF	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: This is DSCR loan with cash out refinance. Lease agreement is required along with proof of rent receipts for DSCR calculation, however it is missing in file. 07/25/2022 - Market rent was used to qualify this DSCR loan because the property was vacant at origination - it had gone through a complete remodel just 2 months prior. In these instances, our guidelines state market rent should be used to qualify. Hence, exception is resolved.			Value supported by #6 comparable		Single Family	xx	xx	xx	Investor	Cash Out	704					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/29/2022
T0UUR0NVKLV	xx	xx	xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value. Appraisal has ticked on xx with the appraised value $xx		Single Family	xx	xx	xx	Investor	Cash Out	711					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/29/2022
RVFOV54EVMB	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx , The Appraiser Has Provided 5 Comparables To Support The Opinion Of The Value.		PUD	xx	xx	xx	Investor	Cash Out	724					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/29/2022
0D5VQYFF2W0	xx	xx	xx	Minnesota	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #4 comparable		PUD	xx	xx	xx	Investor	Cash Out	787					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/29/2022
YXA3WY1ZCAS	xx	xx	xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value. Appraisal has ticked on xx with the appraised value $ xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	04/29/2022
HHC5B0J0Z5R	xx	xx	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Final 1003 Document is missing in this Package. 08/24/2022 - Initial 1003 was available in loan file. Final 1003 is not required on the business purpose loans. Hence, exception is resolved. *** (CURED) Prepayment Rider Missing - EV R COMMENT: Prepayment rider is missing in the file 08/24/2022 - Client do not issue prepay riders to the deed. All prepay verbiage in embedded in the notes. Hence, exception is resolved.			Verified through 4 comparable		Single Family	xx	xx	xx	Investor	Purchase	751	2.5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/11/2022
ZRHKPQQ4WR4	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU risk scores are missing required Secondary valuation. Required Desk Review per guidelines.

07/20/2022 - BPO received. Hence, exception is resolved.

*** (CURED) Application Missing - EV R
COMMENT:   Final 1003  is missing in the file

08/24/2022 - Initial 1003 was available in loan file. Final 1003 is not required on the business purpose loans. Hence, exception is resolved.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   Prepayment rider missing from loan the file.

															08/24/2022 - Client do not issue prepay riders to the deed. All prepay verbiage in embedded in the notes. Hence, exception is resolved.			Value supported by #6 comparable		Single Family	xx	xx	xx	Investor	Cash Out	752	5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/11/2022
SL32WC4UWDY	xx	xx	xx	Florida	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Initial and final 1003 application is missing in the package.

08/26/2022 - Initial 1003 received. Final 1003 is not required on the business purpose loans. Hence, exception is resolved.

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   Condo rider missing from the package.

08/24/2022 - Deed/Mortgages do not populate riders to the deed for PUD and Condo as there is specific language in the deeds that support this. Hence, exception is resolved.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   This is purchase transaction. Unable to calculate DSCR as 1007 or lease agreement is missing in file.

															08/26/2022 - We have received the client confirmation with screen shot as this loan is no ratio loan. Hence, no action is needed and condition is resolved.			used #3 comparable to support the opinion value of appraiser		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	692	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:90 Verification Type:Credit Report				Alternative	QC Complete	08/25/2022
OTSJ4BHYWPS	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comparable		PUD	xx	xx	xx	Primary	Refinance	786	3.08	xx	3.58	$6,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.348%		Full Documentation	QC Complete	05/20/2022
YZGGS0DJWDN	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through 5 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	813		xx	10	$6,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.891%	Yes	Full Documentation	QC Complete	05/19/2022
JBJRN4BDCIO	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to a fee added in Revised LE dated 01/07/2022. Initial LE dated 01/04/2022 reflects a Discount points at $0.00, however, Revised LE dated 01/07/2022 reflects the Discount points at $6,525.00. This is a fee Increase of $6,525.00. Provide valid COC. Resolved 05/27/2022 : Received Change of Circumstance dated 01/07/2022 from client and updated, hence solved the condition.			Value supported by #6 comparables		Single Family	xx	xx	xx	Primary	Purchase	786		xx	2.58	$13,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.924%	Yes	Full Documentation	QC Complete	05/20/2022
W52OTI35DDN	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Refinance	762	0.83	xx	4	$8,115.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.432%		Full Documentation	QC Complete	05/20/2022
XZTYQEST3J2	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx The Appraise Has Provided 6 Comparable To Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	738	5	xx	4.33	$7,850.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.942%		Full Documentation	QC Complete	05/20/2022
04MWYXTWE45	xx	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Transaction is purchase of investment residence. Funds required to close $ 393,775.45 & reserve requirement is $ 14,188.62. Total assets verified in the amount of $ 381,775.45
Borrower is short to close by $12,000 and reserves in the amount of $14,188.62 .
Total assets required in the amount of $26,188.62. Final 1003 is submitted with xx checking # xx with balance of $40,179.00, however asset statement is missing in file.

															5/27/2022 - Received updated 1003 with updated assets information and bank statements ($418,260.42) document to support the asset requirement which are sufficient at funds to close ($393,775.45) and reserve requirement ($14,188.62). Hence condition is resolved.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 6 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Purchase	775		xx	16	$19,163.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.136%	No	Full Documentation	QC Complete	05/20/2022
10XRCAITMKW	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is Onxx With The Value $xx, The Appraiser Has Provided 5 Comparables To Support The Opinion Of The Value		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	777	3	xx	2.11	$8,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.209%		Full Documentation	QC Complete	05/19/2022
AVT3KYUSQYD	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 5 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	773	26	xx	5	$13,564.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.514%		Full Documentation	QC Complete	05/19/2022
Z4Y0SG3CCQN	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 5 comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	772	2.08	xx	25	$8,150.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.503%		Full Documentation	QC Complete	05/20/2022
5UMUNINAM00	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Cash reserves less than required by guidelines - EV R COMMENT: Missing bank Statements Reflecting The Balance Of No Lesser Than $ 139.94. 5/27/2022 - In the file we have PCCD dated 02/17/2022 and Cash to close is $7,279.74. Verified assets in the file is $8,054. Verified assets is sufficient to cover the closing cost. Hence condition is resolved. *** (CURED) Title policy missing - EV R COMMENT: Final title policy is missing from the loan file. However, the preliminary report is located at “xx.pdf Pg#143”.			Value supported by #7 comparable		Single Family	xx	xx	xx	Primary	Refinance	798	0.5	xx	3	$7,900.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.329%		Full Documentation	QC Complete	08/25/2022
MTILYT1DBBD	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						used#5 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Refinance	738	33	xx	20	$11,300.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.390%		Full Documentation	QC Complete	05/20/2022
5TVX22YNHR0	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	796	8	xx	9	$8,200.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.405%		Full Documentation	QC Complete	05/20/2022
CCZ2ZAYO0ZG	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Refinance	762	0.08	xx	8	$11,235.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.982%		Full Documentation	QC Complete	05/20/2022
JA2OSXB4EF1	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 5 comparables		Single Family	xx	xx	xx	Primary	Purchase	763		xx	3	$6,600.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.952%	Yes	Full Documentation	QC Complete	05/19/2022
Q5MKRYNX20T	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to 10% of Title & Insurance Services and Recording fee increase on initial CD dated 01/18/2022  Initial LE dated 12/27/2021 reflects Shoppable Fees totaling $375.00, however, Final CD dated 01/21/2022 reflects $475.00  This is a fee increase of $$62.50  for a Shoppable Fee which exceeds the 10% tolerance for Shoppable Fees, We need cure or COC for increased fee amount.

Not Resolved 6/2/2022 : Received refund cure amount of $5.00 instead of $12.50, issue remains same.

															Resolved 6/3/2022 : Received refund check copy from client, hence conditions is cleared.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 5 ComparableTo Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Refinance	747	0.08	xx	3.08	$8,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.383%		Full Documentation	QC Complete	05/20/2022
EGOH1JHTJDT	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 5 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Purchase	748		xx	8	$29,278.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.020%	No	Full Documentation	QC Complete	05/19/2022
HGW4HYAB1EM	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 8 comparable		Single Family	xx	xx	xx	Primary	Cash Out	790	21	xx	27	$8,314.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.268%		Full Documentation	QC Complete	05/20/2022
MYHIL55FX0Z	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #7 comparable		PUD	xx	xx	xx	Primary	Refinance	747	1.25	xx	4	$7,400.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.581%		Full Documentation	QC Complete	05/20/2022
NHG3O5DSB2B	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through 7 comparable		Single Family	xx	xx	xx	Primary	Refinance	762	0.41	xx	5	$11,738.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.846%		Full Documentation	QC Complete	05/20/2022
MGHVZFLRFPV	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Purchase	786		xx	8	$10,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.711%	Yes	Full Documentation	QC Complete	05/20/2022
1KMZMF10NWJ	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 5 comparable to support the opinion of the value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	795		xx	5	$6,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.746%	Yes	Full Documentation	QC Complete	05/20/2022
7626507	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Finance charge disclosed on Final CD as $532,632.51. Calculated finance charge is $534,817.46 for an under disclosed amount of -$2,184.95.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Not Resolved 5/31/2022 : Received PCCD dated 3/17/2022 updated, issue remains same for Finance charges test fail. Initial LE dated 1/14/2022 Rate Lock Fee $0.00 Final CD dated 2/15/2022 Rate lock fee added $2,285.00 Need Valid COC, LOE or cure amount of $2,285.00 to solve the conditions.

															Resolved 6/6/2022 : Received Post CD and updated, hence conditions is cleared.			Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked xx with the appraised value $xx		Single Family	xx	xx	xx	Primary	Refinance	711	2.08	xx	3	$16,550.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.927%		Full Documentation	QC Complete	05/20/2022
44301613	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: As per guidelines (xx) guidelines require UCDP Score 2.5 or less, a desk review, a field review, or second appraisal report. Both CU risk scores missing. Therefore, we require a desk review, a field review, or second appraisal report. 5/31/2022 - Received BPO drive by and condition is resolved.			used #5 comparable to support the opinion value of appraiser		2 Family	xx	xx	xx	Primary	Refinance	797	0.08	xx	2.75	$10,690.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.390%		Full Documentation	QC Complete	05/19/2022
79588504	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 5 comp's to support the opinion of value. Appraisal has ticked xx with the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	739	1.5	xx	2.83	$10,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.618%		Full Documentation	QC Complete	05/20/2022
66662563	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						value supported by #5 comparable		PUD	xx	xx	xx	Primary	Cash Out	732	2.16	xx	6.08	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.428%		Full Documentation	QC Complete	05/20/2022
2523691	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						used #5 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Purchase	783		xx	3	$10,200.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.057%	Yes	Full Documentation	QC Complete	05/20/2022
10822792	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comparable		Single Family	xx	xx	xx	Primary	Cash Out	789	3.92	xx	4.08	$10,600.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.100%		Full Documentation	QC Complete	05/20/2022
67603641	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Assets are not sufficient to close - EV R COMMENT: Funds to close required are in the amount of $169,705.41. Total assets verified in the amount of $ 141,938.74. Borrower is short to close in the amount of $27766.67 5/27/2022 - Received updated bank statements with sufficient balance to cover the closing cost. Hence condition is resolved.			The Appraisal has been marked As is on xx with value $xx, The Appraisal ha provided 8 comparable sale to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Purchase	797		xx	3.75	$12,223.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.744%	Yes	Full Documentation	QC Complete	05/20/2022
70002140	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Transaction is Purchase of Primary residence. Funds required to close are $1,055,764.34. Total Assets verified in the amount of $$864,279.61.
Missing copy of most recent bank statement/retirement/investment to evidence funds In the amount Of $1,055,764.34 for closing . .

5/27/2022 - Received Assets documents (Bank statements verified $633,483.03 and Gift Funds verified $603,636.43 = total assets $1,237,119.46) sufficient to cover closing cost $966,331.94. Hence condition is resolved.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Finance charge disclosed on Final CD as $1,694,135.28. Calculated finance charge is $1705609.78 for an under disclosed amount of -$11,474.50. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

5/27/2022 - Not Resolved : Received PCCD dated 3/17/2022 updated, issue remains same for Finance charges test fail. Initial LE dated 1/26/2022 Rate Lock Fee $0.00 Final CD dated 3/8/2022 Rate lock fee added $11,725.00 Need Valid COC, LOE or cure amount of $11,725.00 to solve the conditions.

															Resolved 6/8/2022 : Received Post CD and updated, hence conditions is cleared.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 6 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Purchase	764		xx	5	$47,509.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.864%	Yes	Alternative	QC Complete	05/20/2022
2AGJ4CCNRHN	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #6 comparable		PUD	xx	xx	xx	Primary	Purchase	791		xx	8	$7,350.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		50.005%	Yes	Full Documentation	QC Complete	05/20/2022
C5GXGU1RYRY	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Primary	Purchase	798		xx	2.16	$9,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.983%	Yes	Full Documentation	QC Complete	05/20/2022
QSFPCYXP0FU	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Assets Verification - EV R COMMENT: Provide Statement for Wire Transfer of $253,000.00 From xx Account. 5/27/2022 - Received Wire Transfer of $253,000.00 From xx Account and condition is resolved			Appraisal has provided 6 comps.		Single Family	xx	xx	xx	Primary	Purchase	792		xx	10	$10,973.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		27.130%	No	Full Documentation	QC Complete	05/20/2022
T2NPAMXJ5SJ	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						used # 6 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Cash Out	762	10	xx	10	$12,716.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:30 Verification Type:Credit Report	xx	45.861%		Full Documentation	QC Complete	05/19/2022
61785684	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Missing Verbal verification for borrower within 10days of note. 5/27/2022 - Received VVOE dated 2/22/2022 which is prior to PCCD in the file in which disbursement date is 3/3/2022 and issued date is 3/15/2022.			The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Purchase	758		xx	2.08	$6,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.876%	Yes	Full Documentation	QC Complete	05/20/2022
TVQI5XFZZI0	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Cash reserves less than required by guidelines - EV R COMMENT: Cash from Borrower is Required $16153.10, However the Gift Fund is provided Only $16000, Unable to Verified $153.10 amount. 5/27/2022 - In the file we have PCCD dated 02/03/2022 and Cash to close is $14,929.29. Verified assets in the file is $16,000. Verified assets is sufficient to cover the closing cost. Hence condition is resolved			Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 5 comparable to support the opinion of the value.		PUD	xx	xx	xx	Primary	Refinance	772	6	xx	2.33	$13,564.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.759%		Full Documentation	QC Complete	08/25/2022
K1MNNIGB25T	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 5 comparables to support the opinion of the value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	760	5	xx	5.58	$7,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.799%		Full Documentation	QC Complete	05/19/2022
ML23H0BLTKW	xx	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 4.603% Allowed 4.420% Over by +0.183%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 4.603% Allowed 4.420% Over by+0.183%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As Is Onxx With The Value $xx, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Purchase	749		xx	2.42	$8,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.710%	Yes	Full Documentation	QC Complete	05/20/2022
EED3NUZIUCS	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 7 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	787	14	xx	25	$11,013.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.889%		Alternative	QC Complete	05/20/2022
6111738	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified With 6 Comparable And Loan appraisal value $xx , Appraisal date :xx		PUD	xx	xx	xx	Primary	Refinance	764	0.5	xx	8	$10,531.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.619%		Full Documentation	QC Complete	05/19/2022
E3L5SA2SYXE	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value $xx Appraiser has provided 6 comparables to support the opinion of the value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	754	1.5	xx	4	$7,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.532%		Full Documentation	QC Complete	05/20/2022
VU3AH5MRN0G	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						used #6 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Purchase	750		xx	3	$13,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.049%	No	Full Documentation	QC Complete	05/20/2022
PSGWV0UF3XR	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through 6 comparable		Single Family	xx	xx	xx	Primary	Refinance	799	6	xx	6	$7,909.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.986%		Full Documentation	QC Complete	05/20/2022
12866373	xx	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA missing in the file. CU and LCA score is more than 2.5. As per guideline (xx) CDA is required. 6/2/2022 - Received CDA for the subject property and condition is resolved.			The appraisal has been marked As Is on xx with the appraised value of $xx and Appraiser has provided 7 comparable to support an opinion of the value.		PUD	xx	xx	xx	Primary	Refinance	797	3.16	xx	4	$10,391.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.285%		Full Documentation	QC Complete	05/20/2022
62472436	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value Supported by 4 Comparable		Single Family	xx	xx	xx	Primary	Refinance	765	2.33	xx	2.66	$6,680.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.497%		Full Documentation	QC Complete	05/19/2022
38586258	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal has been marked As is on xx with value $xx the Appraisal ha provided 6 comparable sale to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Refinance	802	7.08	xx	10	$6,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.226%		Full Documentation	QC Complete	05/20/2022
29039614	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified With 6 Comparables		PUD	xx	xx	xx	Primary	Cash Out	803	9.25	xx	16	$21,820.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.590%		Full Documentation	QC Complete	05/20/2022
63419405	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Refinance	790	1	xx	10	$5,215.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		55.316%		Full Documentation	QC Complete	05/20/2022
42775032	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 4 Comps,		Single Family	xx	xx	xx	Primary	Refinance	774	1.42	xx	3	$9,042.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.165%		Full Documentation	QC Complete	05/20/2022
23105378	xx	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal has been marked As is on xx with value $xx, the Appraisal ha provided 5 comparable sale to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Refinance	748	0.5	xx	6	$11,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.275%		Full Documentation	QC Complete	05/20/2022
ORJMKXM12S4	xx	xx	xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Initial 1003 Is missing in the package. 08/30/2022 - Initial 1003 is not required on Not Covered/Exempt loans. Hence, exception is resolved.			Comparable are 5		2 Family	xx	xx	xx	Investor	Purchase	748			9.08		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/03/2022
LJVRWK34YMV	xx	xx	xx	Maryland	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   Provide Initial 1003 as it is missing in loan package.

09/08/2022 - Initial 1003 received. Hence, exception is resolved.

*** (CURED) Application Missing - EV R
COMMENT:   Provide Final 1003 as it is missing in loan package.

09/08/2022 - Final 1003 received. Hence, exception is resolved.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing signed and dated final closing statement, HUD settlement statement, and/or final closing disclosure to validate the final closing cost.

Resolved 09/02/2022 : Received HUD settlement statement document dated 05/24/2022 and updated, hence condition cleared.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Provide signature copy of Mortgage and mortgage rider document as it is missing in loan package.

09/02/2022 - Signed copy of mortgage and mortgage rider received. Hence, exception is resolved.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Provide Note document as it is missing in loan package.

															09/02/2022 - Note document received. Hence, exception is resolved.			Appraisal has provided 7 Comparable to support the opinion of value. Appraisal has ticked xx with the appraised value $xx		3 Family	xx	xx	xx	Investor	Cash Out	792	7				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	08/03/2022
WSJBF3LDPDO	xx	xx	xx	Maryland	Not Covered/Exempt	3	2	2	1	1	No	No	*** (OPEN) Mortgage missing / unexecuted - EV 2 COMMENT: Mortgage Document is present in the package, But it is Unexecuted. *** (OPEN) Note is missing or unexecuted - EV 2 COMMENT: Note Document is present in the package, But it is Unexecuted.	*** (CURED) Application Missing - EV R
COMMENT:   As per loan file Final 1003 application is missing For Borrower ' XXX'

08/25/2022 - Final 1003 received. Hence, exception is cleared.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing signed and dated final closing statement, HUD settlement statement, and/or final closing disclosure to validate the final closing cost.

RESOLVED 08/23/2022 : Received Settlement Statement Dated 05/31/2022 from client solved this condition.

*** (CURED) Missing Initial 1003_Application - EV R
COMMENT:   As per loan file Initial 1003 application is missing For Borrower ' XXX '

															08/30/2022 - Initial 1003 is not required on Not Covered/Exempt loans. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per provide exception approval form: Exception to policy: Allow no housing history due to borrower living rent-free with non-borrowing spouse, XXX, in a home for which she is solely responsible for mortgages, taxes and insurance for the last 4 years VS. program requirement that borrowers without mortgage or rental history, including borrowers living rent-free, are not eligible but will be considered on an exception basis.	Credit Score - Credit Score Reserves - Reserves DSCR Ratio - DSCR Ratio Housing Expense - Housing Expense Length of Type of Employment - Length of Type of Employment	The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Refinance	796			6.58		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	08/03/2022
MP3VXN1JNDW	xx	xx	xx	Tennessee	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   As per loan file Final 1003 missing for borrowerXXX

08/22/2022 - Final 1003 received. Hence, exception is resolved.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing signed and dated final closing statement, HUD settlement statement, and/or final closing disclosure to validate the final closing cost.

Resolved : 08/25/2022 - Received final settlement statement, Hence condition is resolved.

*** (CURED) Missing Initial 1003_Application - EV R
COMMENT:   As per loan file Initial 1003 missing for borrower XXX

08/30/2022 - Initial 1003 is not required on Not Covered/Exempt loans. Hence, exception is resolved.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   1-4 Rider is present on Page 274, But it is unexecuted.

08/22/2022 - Signed 1-4 Rider received. Hence, exception is resolved.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage Document is present on Page 264, But it is unexecuted.

08/22/2022 - Signed mortgage document received. Hence, exception is resolved.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Mortgage riders are present in the package, But all are unexecuted.

08/22/2022 - Signed mortgage riders received. Hence, exception is resolved.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note is missing in the package.

															08/22/2022 - Note document received. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	08/03/2022